UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

LifePath® Active 2015 Portfolio (formerly, BlackRock Prepared Portfolio 2015)

LifePath® Active 2020 Portfolio (formerly, BlackRock Prepared Portfolio 2020)

LifePath® Active 2025 Portfolio (formerly, BlackRock Prepared Portfolio 2025)

LifePath® Active 2030 Portfolio (formerly, BlackRock Prepared Portfolio 2030)

LifePath® Active 2035 Portfolio (formerly, BlackRock Prepared Portfolio 2035)

LifePath® Active 2040 Portfolio (formerly, BlackRock Prepared Portfolio 2040)

LifePath® Active 2045 Portfolio (formerly, BlackRock Prepared Portfolio 2045)

LifePath® Active 2050 Portfolio (formerly, BlackRock Prepared Portfolio 2050)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name	and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2012

Date of reporting period: 10/31/2012

Item 1 – Report to Stockholders

October 31, 2012

Annual Report

LifePath® Active Portfolios of BlackRock Funds II

▶   LifePath® Active 2015 Portfolio

▶   LifePath® Active 2020 Portfolio

▶   LifePath® Active 2025 Portfolio

▶   LifePath® Active 2030 Portfolio

▶   LifePath® Active 2035 Portfolio

▶   LifePath® Active 2040 Portfolio

▶   LifePath® Active 2045 Portfolio

▶   LifePath® Active 2050 Portfolio

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK FUNDS II	OCTOBER 31, 2012

Dear Shareholder

In the final months of 2011, financial markets were highly volatile but were in a mode of gradual improvement. Global central bank actions and better-than-expected economic data tempered investors’ anxiety after markets had been upended in the previous quarter by sovereign debt turmoil in the United States and Europe. Improving sentiment carried over into early 2012 as investors felt some relief from the world’s financial woes. Volatility was low and risk assets (including stocks, commodities and high yield bonds) moved boldly higher through the first two months of 2012, while climbing Treasury yields pressured higher-quality fixed income assets.

Markets reversed course in the spring when Europe’s debt problems boiled over once again. High levels of volatility returned as political instability threatened Greece’s membership in the eurozone and debt problems in Spain grew increasingly severe. Sovereign debt yields in peripheral European countries continued to rise while finance leaders deliberated over the fiscal integration of the currency bloc. Alongside the drama in Europe, investors were discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key powerhouse for global growth, emerged as a particular concern. In the United States, disappointing jobs reports dealt a crushing blow to investor sentiment. Risk assets sold off in the second quarter as investors retreated to safe haven assets.

Despite ongoing concerns about the health of the global economy and the debt crisis in Europe, most asset classes enjoyed a robust summer rally powered mainly by expectations for policy stimulus from central banks in Europe and the United States. Global economic data continued to be mixed, but the spate of downside surprises seen in the second quarter had receded and, outside of some areas of Europe, the risk of recession largely subsided. Additionally, in response to mounting debt pressures, the European Central Bank allayed fears by affirming its conviction to preserve the euro bloc. Early in September, the European Central Bank announced its plan to purchase sovereign debt in the eurozone’s most troubled nations. Later that month, the US Federal Reserve announced its long-awaited - and surprisingly aggressive - stimulus program, committing to purchase $40 billion of agency mortgage-backed securities per month until the US economy exhibits enough strength to sustain real growth and the labor market shows solid improvement. These central bank actions boosted investor confidence and risk assets rallied globally.

European stocks continued their advance in the final month of the reporting period as progress toward fiscal integration created a more positive atmosphere for investors. However, as corporate earnings season got underway in the United States, lackluster results pointed to the fragility of global growth and pushed US equity markets down for the month of October. The period ended with increasing concern about how and when US politicians would resolve the nation’s looming fiscal crisis, known as the “fiscal cliff.”

All asset classes performed well for the 12-month period ended October 31, 2012, with the strongest returns coming from US stocks and high yield bonds. For the six-month period ended October 31, 2012, equities underperformed fixed income investments, where high yield was the leading sector. US and international stocks finished the six-month period with modest gains, while emerging market stocks lagged other asset classes amid ongoing uncertainty. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

Although the financial world remains highly uncertain, we believe there are new avenues of opportunity – new ways to invest and new markets to consider. We believe it’s our responsibility to help investors adapt to today’s new world of investing and build the portfolios these times require. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Although the financial world remains highly uncertain, we believe there are new avenues of opportunity.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2012

	6-month	12-month
US large cap equities (S&P 500® Index)	2.16%	15.21%
US small cap equities (Russell 2000® Index)	0.95	12.08
International equities (MSCI Europe, Australasia, Far East Index)	2.12	4.61
Emerging market equities (MSCI Emerging Markets Index)	(1.25)	2.63
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.06	0.08
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	3.49	7.46
US investment grade bonds (Barclays US Aggregate Bond Index)	2.75	5.25
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.65	9.57
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	6.24	13.58

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summaries as of October 31, 2012	LifePath Active Portfolios

Investment Objective

The LifePath® Active Portfolios’ (the “Funds”) investment objective seeks a balance between long term capital appreciation and high current income consistent with their current asset allocation.

Portfolio Management Commentary

—

On November 27, 2012, the Funds changed their name from “BlackRock Lifecycle Prepared Portfolios” to “LifePath® Active Portfolios.” In addition, each Fund’s Institutional Shares were redesignated as Class K Shares.

How did the Funds perform?

—

For the 12-month period ended October 31, 2012, the Fund with a target date of 2015 outperformed its respective custom benchmark. The Class K Shares and Investor A Shares of the Fund with a 2020 target date outperformed the Fund’s custom benchmark, while Class R Shares performed in line with its custom benchmark. The Class K Shares of the Fund with a 2025 target date outperformed the Fund’s custom benchmark, while Investor A and Class R Shares underperformed. The Funds with target dates from 2030 to 2050 underperformed their respective custom benchmarks. All of the Funds (target dates 2015 through 2050) underperformed the broad stock market S&P 500® Index. The following discussion of relative performance pertains to each Fund’s respective custom benchmark.

What factors influenced performance?

—

During the period, the Funds benefited from their investment in Master Total Return Portfolio (“Total Return”). Exposure to securitized assets, including commercial mortgage-backed securities (“CMBS”) and non-agency residential mortgage-backed securities (“MBS”), was the most significant driver of positive performance in Total Return. Allocations to high yield and investment grade credit also contributed to Total Return’s performance, as did security selection within industrials, active trading in the agency MBS space, and tactical exposures to sovereign debt and credit names in Europe. Also having a positive impact within each Fund’s fixed income allocation was their exposure outside their respective custom benchmarks to BlackRock High Yield Bond Portfolio. High yield as an asset class outperformed broader fixed income markets during the period due to strong demand from investors seeking yield in a low interest rate environment. Within equities, the Funds benefited from a tactical allocation to underlying funds that invest in German stocks, which outperformed the broader eurozone.

—

At the broad asset allocation level, the Funds were conservatively positioned with underweights in both equity and fixed income relative to their respective custom benchmarks in light of the market outlook. The Funds’ allocations to cash detracted from relative performance as stock markets broadly rallied in the late summer months and fixed income assets continued to perform well in a low-yield environment.

—

Detractors from performance included the Funds’ investments in BlackRock Equity Dividend Fund (“Equity Dividend”) and BlackRock Capital Appreciation Fund, Inc. (“Capital Appreciation”) as both underperformed their respective benchmarks despite generating positive double-digit returns for the 12-month period. Equity Dividend’s portfolio of higher-quality, dividend-paying stocks lagged the broader equity market rally as risk-seeking investors favored lower-quality stocks during the period. From a long-term perspective, Equity Dividend continues to exhibit strong performance relative to its benchmark, the Russell 1000® Value Index. Capital Appreciation underperformed its benchmark, the Russell 1000® Growth Index, primarily due to poor stock selection in key sectors including information technology (“IT”) and consumer discretionary. More broadly, exposure to IT across the Funds’ equity allocation had a negative impact as IT lagged other sectors during the period. Tactical exposures in emerging markets also hurt returns as these stocks suffered in the risk-averse environment.

Describe recent portfolio activity.

—

From an asset allocation perspective, the Funds reduced exposure to both fixed income and equity during the 12-month period. The Funds increased their tactical allocation to cash and cash equivalents in light of macro-level uncertainties and heightened market volatility.

—

In equities, the Funds added exposure to Germany during the period. The Funds also added to positions in emerging market equities, which, after a period of underperformance, once again offered attractive opportunities. Within US equities, the Funds favored underlying funds with exposure to technology stocks on the basis of the advisor’s belief that technology stocks had strong fundamentals, including strong cash flows and reasonably priced valuations.

—

The Funds continued to maintain exposure to core fixed income through their investment in Total Return. During the period, Total Return tactically managed its corporate credit exposure, cautiously seeking to take advantage of relative value opportunities in industrials and financials. However, following good performance in corporate credit early in 2012, Total Return began reducing exposure to the sector while adding to its securitized credit allocation. Total Return added exposure to CMBS and auto loan asset-backed securities and reduced its allocation to agency MBS. Total Return also added a small position in Italian sovereign debt during the period.

Describe Funds positioning at period end.

—

At period end, each Fund was positioned with underweights in both equity and fixed income relative to its respective custom benchmark and maintained a small allocation to cash and cash equivalents. From a regional perspective, the Funds were overweight in US stocks versus Europe and overweight in German stocks versus the rest of the eurozone. Additionally, the Funds’ equity allocations maintained an underweight to Asia and overweight to emerging markets. Within fixed income, each Fund held an allocation to high yield debt, which is not represented in the custom benchmark; therefore, each Fund ended the period underweight in core fixed income relative to its custom benchmark.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS II	OCTOBER 31, 2012

LifePath Active Portfolios

Glidepath Evolution

Under normal circumstances, the asset allocation of each LifePath Active Portfolio (the “LifePath Active Portfolio” or “each LifePath Active Portfolio”) will change over time according to a “glidepath” as each of the LifePath Active Portfolios approaches its respective target date. The glidepath represents the shifting of asset classes over time. Each LifePath Active Portfolio’s asset mix becomes more conservative both prior to and after retirement - as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Active Portfolio, which may be a primary source of income after retirement. As each LifePath Active Portfolio approaches its target date, its asset allocation will shift so that each LifePath Active Portfolio invests a greater percentage of its assets in fixed income funds. The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of each LifePath Active Portfolio, and determine whether any changes are required to enable each LifePath Active Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glidepath are general, long-term targets, BlackRock may periodically adjust the proportion of equity and fixed income funds in each LifePath Active Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath Active Portfolio. In general, such adjustments will be limited to +/- 10% relative to the target allocation. BlackRock may determine that a greater degree of variation is warranted to protect each LifePath Active Portfolio or achieve each LifePath Active Portfolio’s investment objective.

BLACKROCK FUNDS II	OCTOBER 31, 2012	5

LifePath Active 2015 Portfolio

Total Return Based on a $10,000 Investment

[1] Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Class K Shares (formerly Institutional Shares) do not have a sales charge.

[2]  The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2015. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2015.”

[3]  This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[4]  The Fund compares its performance to that of a customized weighted index (the “2015 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	37.5%	50.0%	12.5%
6/12/07 to 1/03/08	42.0	46.4	11.6
1/04/08 to 1/02/09	44.0	44.8	11.2
1/03/09 to 1/05/10	44.7	44.2	11.1
1/06/10 to 4/30/11	45.8	43.4	10.8
5/01/11 to 10/31/12	46.6	42.7	10.7

*See	“About Fund Performance” on page 18 for a description of the Custom Benchmark.

[5] Commencement of operations.

Performance Summary for the Period Ended October 31, 2012

		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Class K	2.68%	10.31%	N/A	2.95%	N/A	4.03%	N/A
Investor A	2.51	9.96	4.18%	2.57	1.46%	3.65	2.65%
Class R	2.31	9.59	N/A	2.25	N/A	3.32	N/A
S&P 500® Index	2.16	15.21	N/A	0.36	N/A	1.28	N/A
2015 Custom Benchmark	2.42	9.35	N/A	2.83	N/A	3.39	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 18 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

6	BLACKROCK FUNDS II	OCTOBER 31, 2012

LifePath Active 2020 Portfolio

Total Return Based on a $10,000 Investment

[1] Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Class K Shares (formerly Institutional Shares) do not have a sales charge.

[2]  The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2020. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2020.”

[3]  This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[4]  The Fund compares its performance to that of a customized weighted index (the “2020 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	30.0%	56.0%	14.0%
6/12/07 to 1/03/08	35.0	52.0	13.0
1/04/08 to 1/02/09	38.0	49.6	12.4
1/03/09 to 1/05/10	39.1	48.7	12.2
1/06/10 to 4/30/11	40.4	47.7	11.9
5/01/11 to 10/31/12	41.6	46.7	11.7

*See	“About Fund Performance” on page 18 for a description of the Custom Benchmark.

[5] Commencement of operations.

Performance Summary for the Period Ended October 31, 2012

		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Class K	2.42%	10.41%	N/A	2.31%	N/A	3.58%	N/A
Investor A	2.14	9.98	4.19%	1.90	0.80%	3.17	2.18%
Class R	2.06	9.67	N/A	1.61	N/A	2.88	N/A
S&P 500® Index	2.16	15.21	N/A	0.36	N/A	1.28	N/A
2020 Custom Benchmark	2.39	9.63	N/A	2.34	N/A	2.98	N/A
[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 18 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2012	7

LifePath Active 2025 Portfolio

Total Return Based on a $10,000 Investment

[1] Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Class K Shares (formerly Institutional Shares) do not have a sales charge.

[2]  The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2025.”

[3]  This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[4]  The Fund compares its performance to that of a customized weighted index (the “2025 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	22.5%	62.0%	15.5%
6/12/07 to 1/03/08	26.0	59.2	14.8
1/04/08 to 1/02/09	29.0	56.8	14.2
1/03/09 to 1/05/10	31.3	55.0	13.7
1/06/10 to 4/30/11	33.2	53.4	13.4
5/01/11 to 10/31/12	34.7	52.2	13.1

*See	“About Fund Performance” on page 18 for a description of the Custom Benchmark.

[5] Commencement of operations.

Performance Summary for the Period Ended October 31, 2012

		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Class K	2.01%	10.38%	N/A	1.40%	N/A	3.03%	N/A
Investor A	1.82	9.98	4.18%	1.00	(0.08)%	2.63	1.64%
Class R	1.72	9.72	N/A	0.74	N/A	2.33	N/A
S&P 500® Index	2.16	15.21	N/A	0.36	N/A	1.28	N/A
2025 Custom Benchmark	2.32	10.15	N/A	1.60	N/A	2.33	N/A
[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 18 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

8	BLACKROCK FUNDS II	OCTOBER 31, 2012

LifePath Active 2030 Portfolio

Total Return Based on a $10,000 Investment

[1] Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Class K Shares (formerly Institutional Shares) do not have a sales charge.

[2]  The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2030.”

[3]  This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[4]  The Fund compares its performance to that of a customized weighted index (the “2030 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	15.0%	68.0%	17.0%
6/12/07 to 1/03/08	7.0	74.4	18.6
1/04/08 to 1/02/09	16.0	67.2	16.8
1/03/09 to 1/05/10	20.1	63.9	16.0
1/06/10 to 4/30/11	22.9	61.7	15.4
5/01/11 to 10/31/12	25.1	59.9	15.0

*See	“About Fund Performance” on page 18 for a description of the Custom Benchmark.

[5] Commencement of operations.

Performance Summary for the Period Ended October 31, 2012

		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Class K	1.43%	10.24%	N/A	0.51%	N/A	2.36%	N/A
Investor A	1.13	9.72	3.93%	0.06	(1.01)%	1.91	0.93%
Class R	1.03	9.49	N/A	(0.21)	N/A	1.63	N/A
S&P 500® Index	2.16	15.21	N/A	0.36	N/A	1.28	N/A
2030 Custom Benchmark	2.23	10.79	N/A	0.36	N/A	1.23	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 18 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2012	9

LifePath Active 2035 Portfolio

Total Return Based on a $10,000 Investment

[1]  Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Class K Shares (formerly Institutional Shares) do not have a sales charge.

[2]  The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2035.”

[3]  This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[4]  The Fund compares its performance to that of a customized weighted index (the “2035 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	7.5%	74.0%	18.5%
6/12/07 to 1/03/08	–	80.0	20.0
1/04/08 to 10/31/12	10.0	72.0	18.0

* See “About Fund Performance” on page 18 for a description of the Custom Benchmark.

[5] Commencement of operations.

Performance Summary for the Period Ended October 31, 2012

		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Class K	0.60%	10.45%	N/A	(0.27)%	N/A	1.56%	N/A
Investor A	0.30	9.71	3.95%	(0.70)	(1.77)%	1.12	0.15%
Class R	0.20	9.53	N/A	(0.99)	N/A	0.83	N/A
S&P 500® Index	2.16	15.21	N/A	0.36	N/A	1.28	N/A
2035 Custom Benchmark	2.03	11.95	N/A	0.01	N/A	0.94	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 18 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

10	BLACKROCK FUNDS II	OCTOBER 31, 2012

LifePath Active 2040 Portfolio
Total Return Based on a $10,000 Investment

[1]  Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Class K Shares (formerly Institutional Shares) do not have a sales charge.

[2]  The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2040.”

[3]  This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[4]  The Fund compares its performance to that of a customized weighted index (the “2040 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 1/03/08	–	80.0%	20.0%
1/04/08 to 10/31/12	10.0%	72.0	18.0

* See “About Fund Performance” on page 18 for a description of the Custom Benchmark.

[5] Commencement of operations.

Performance Summary for the Period Ended October 31, 2012

		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Class K	0.20%	10.01%	N/A	(0.27)%	N/A	1.80%	N/A
Investor A	0.00	9.56	3.77%	(0.76)	(1.82)%	1.32	0.35%
Class R	(0.10)	9.20	N/A	(0.97)	N/A	1.08	N/A
S&P 500® Index	2.16	15.21	N/A	0.36	N/A	1.28	N/A
2040 Custom Benchmark	2.02	12.04	N/A	0.03	N/A	0.99	N/A
[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 18 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

  N/A - Not applicable as share class and index do not have a sales charge.

  Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2012	11

LifePath Active 2045 Portfolio
Total Return Based on a $10,000 Investment

[1]  Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Class K Shares (formerly Institutional Shares) do not have a sales charge.

[2]  The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2045.”

[3]  This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[4]  The Fund compares its performance to that of a customized weighted index (the “2045 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 1/03/08	–	80.0%	20.0%
1/04/08 to 10/31/12	10.0%	72.0	18.0

*See “About Fund Performance” on page 18 for a description of the Custom Benchmark.

[5] Commencement of operations.

Performance Summary for the Period Ended October 31, 2012

		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Class K	0.88%	10.76%	N/A	(0.32)%	N/A	1.99%	N/A
Investor A	0.59	10.29	4.49%	(0.84)	(1.91)%	1.45	0.48%
Class R	0.50	9.92	N/A	(1.08)	N/A	1.20	N/A
S&P 500® Index	2.16	15.21	N/A	0.36	N/A	1.28	N/A
2045 Custom Benchmark	2.02	12.04	N/A	0.03	N/A	0.99	N/A
[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 18 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

  N/A - Not applicable as share class and index do not have a sales charge.

  Past performance is not indicative of future results.

12	BLACKROCK FUNDS II	OCTOBER 31, 2012

LifePath Active 2050 Portfolio

Total Return Based on a $10,000 Investment

[1]  Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Class K Shares (formerly Institutional Shares) do not have a sales charge.

[2]  The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2050.”

[3]  This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[4]  The Fund compares its performance to that of a customized weighted index (the “2050 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 1/03/08	–	80.0%	20.0%
1/04/08 to 10/31/12	10.0%	72.0	18.0

* See “About Fund Performance” on page 18 for a description of the Custom Benchmark.

[5] Commencement of operations.

Performance Summary for the Period Ended October 31, 2012

		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Class K	0.43%	10.20%	N/A	(1.17)%	N/A	1.06%	N/A
Investor A	0.11	9.69	3.91%	(1.63)	(2.69)%	0.58	(0.39)%
Class R	0.00	9.32	N/A	(1.87)	N/A	0.33	N/A
S&P 500® Index	2.16	15.21	N/A	0.36	N/A	1.28	N/A
2050 Custom Benchmark	2.02	12.04	N/A	0.03	N/A	0.99	N/A
[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 18 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

  N/A - Not applicable as share class and index do not have a sales charge.

  Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2012	13

LifePath Active 2015 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	53%
Fixed Income Funds	45
Short-Term Securities	2

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	43%
BlackRock Equity Dividend Fund, Institutional Class	9
Master S&P 500 Index Series	8
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	6
Master Large Cap Growth Portfolio	6
BlackRock Long-Horizon Equity Fund, Institutional Class	4
Master Basic Value LLC.	4
BlackRock International Fund, Institutional Class	3
iShares MSCI Emerging Markets Index Fund	3
BlackRock Liquidity Funds, TempFund, Institutional Class	2
BlackRock High Yield Bond Portfolio, BlackRock Class	2
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	2
Master Value Opportunities LLC	2
BlackRock International Opportunities Portfolio, Institutional Class	2
iShares MSCI Germany Index Fund	2
iShares Dow Jones U.S. Technology Sector Index Fund	2

LifePath Active 2020 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	57%
Fixed Income Funds	40
Short-Term Securities	3

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	38%
BlackRock Equity Dividend Fund, Institutional Class	11
Master S&P 500 Index Series	8
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	7
Master Large Cap Growth Portfolio	5
BlackRock Long-Horizon Equity Fund, Institutional Class	5
BlackRock International Fund, Institutional Class	3
Master Basic Value LLC.	3
BlackRock Liquidity Funds, TempFund, Institutional Class	3
iShares MSCI Emerging Markets Index Fund	3
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	3
Master Value Opportunities LLC	3
BlackRock International Opportunities Portfolio, Institutional Class	2
BlackRock High Yield Bond Portfolio, BlackRock Class	2
iShares MSCI Germany Index Fund	2
iShares Dow Jones U.S. Technology Sector Index Fund	2

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

14	BLACKROCK FUNDS II	OCTOBER 31, 2012

LifePath Active 2025 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	63%
Fixed Income Funds	33
Short-Term Securities	4

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	31%
BlackRock Equity Dividend Fund, Institutional Class	12
Master S&P 500 Index Series	11
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	8
Master Large Cap Growth Portfolio	7
BlackRock Long-Horizon Equity Fund, Institutional Class	5
Master Basic Value LLC.	4
BlackRock Liquidity Funds, TempFund, Institutional Class	4
BlackRock International Fund, Institutional Class	3
iShares MSCI Emerging Markets Index Fund	3
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	2
Master Value Opportunities LLC	2
BlackRock International Opportunities Portfolio, Institutional Class	2
BlackRock High Yield Bond Portfolio, BlackRock Class	2
iShares MSCI Germany Index Fund	2
iShares Dow Jones U.S. Technology Sector Index Fund	2

LifePath Active 2030 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	72%
Fixed Income Funds	26
Short-Term Securities	2

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	24%
BlackRock Equity Dividend Fund, Institutional Class	13
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	10
Master S&P 500 Index Series	10
BlackRock Long-Horizon Equity Fund, Institutional Class	7
Master Large Cap Growth Portfolio	7
Master Basic Value LLC.	5
BlackRock International Fund, Institutional Class	4
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	3
Master Value Opportunities LLC	3
BlackRock International Opportunities Portfolio, Institutional Class	3
iShares MSCI Emerging Markets Index Fund	3
BlackRock Liquidity Funds, TempFund, Institutional Class	2
iShares MSCI Germany Index Fund	2
iShares Dow Jones U.S. Technology Sector Index Fund	2
BlackRock High Yield Bond Portfolio, BlackRock Class	2

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	OCTOBER 31, 2012	15

LifePath Active 2035 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	90%
Fixed Income Funds	8
Short-Term Securities	2

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Equity Dividend Fund, Institutional Class	20%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	13
Master S&P 500 Index Series	12
BlackRock Long-Horizon Equity Fund, Institutional Class	9
Master Large Cap Growth Portfolio	7
Master Total Return Portfolio	6
Master Basic Value LLC.	5
BlackRock International Fund, Institutional Class	5
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	4
Master Value Opportunities LLC	4
BlackRock International Opportunities Portfolio, Institutional Class	4
iShares MSCI Emerging Markets Index Fund	3
BlackRock High Yield Bond Portfolio, BlackRock Class	2
BlackRock Liquidity Funds, TempFund, Institutional Class	2
iShares MSCI Germany Index Fund	2
iShares Dow Jones U.S. Technology Sector Index Fund	2

LifePath Active 2040 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	89%
Fixed Income Funds	8
Short-Term Securities	3

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Equity Dividend Fund, Institutional Class	17%
Master S&P 500 Index Series	13
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	13
Master Large Cap Growth Portfolio	10
BlackRock Long-Horizon Equity Fund, Institutional Class	8
Master Basic Value LLC.	7
Master Total Return Portfolio	7
BlackRock International Fund, Institutional Class	4
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	4
Master Value Opportunities LLC	4
BlackRock Liquidity Funds, TempFund, Institutional Class	3
BlackRock International Opportunities Portfolio, Institutional Class	3
iShares MSCI Emerging Markets Index Fund	3
iShares MSCI Germany Index Fund	2
iShares Dow Jones U.S. Technology Sector Index Fund	1
BlackRock High Yield Bond Portfolio, BlackRock Class	1

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

16	BLACKROCK FUNDS II	OCTOBER 31, 2012

LifePath Active 2045 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	89%
Fixed Income Funds	8
Short-Term Securities	3

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Equity Dividend Fund, Institutional Class	17%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	113
Master S&P 500 Index Series	11
Master Large Cap Growth Portfolio	11
BlackRock Long-Horizon Equity Fund, Institutional Class	8
Master Basic Value LLC.	7
BlackRock International Fund, Institutional Class	6
Master Total Return Portfolio	6
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	4
BlackRock Liquidity Funds, TempFund, Institutional Class	3
BlackRock International Opportunities Portfolio, Institutional Class	3
iShares MSCI Emerging Markets Index Fund	3
BlackRock High Yield Bond Portfolio, BlackRock Class	2
Master Value Opportunities LLC	2
iShares MSCI Germany Index Fund	2
iShares Dow Jones U.S. Technology Sector Index Fund	2

LifePath Active 2050 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	89%
Fixed Income Funds	8
Short-Term Securities	3

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Equity Dividend Fund, Institutional Class	17%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	14
Master S&P 500 Index Series	11
Master Large Cap Growth Portfolio	10
BlackRock Long-Horizon Equity Fund, Institutional Class	8
Master Basic Value LLC.	7
BlackRock International Fund, Institutional Class	5
Master Total Return Portfolio	5
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	4
Master Value Opportunities LLC	4
BlackRock International Opportunities Portfolio, Institutional Class	3
BlackRock High Yield Bond Portfolio, BlackRock Class	3
BlackRock Liquidity Funds, TempFund, Institutional Class	3
iShares MSCI Emerging Markets Index Fund	3
iShares MSCI Germany Index Fund	2
iShares Dow Jones U.S. Technology Sector Index Fund	1

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	OCTOBER 31, 2012	17

About Fund Performance

—	Class K Shares (formerly Institutional Shares) are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

—	Investor A Shares are subject to a maximum initial sales charge (front end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

—

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain retirement and other similar plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, waived and/or reimbursed a portion of each Fund’s expenses. Without such waiver and/or reimbursement, a Fund’s performance would have been lower. The Manager is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after the applicable termination date. See Note 2 of the Notes to Financial Statements for additional information on waivers and reimbursements. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Prior to November 27, 2012, the Funds’ Custom Benchmarks were comprised of the Barclays US Aggregate Bond Index, the Russell 3000® Index and the MSCI EAFE Index. Effective November 27, 2012, the Funds’ Custom Benchmarks are comprised of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex US IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones UBS Commodities Index and Barclays US Aggregate Bond Index.

The Barclays US Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and US Treasury and government agency issues with at least one year to maturity. The Russell 3000® Index is an unmanaged index comprised of the 3,000 largest US companies as determined by total market capitalization. The MSCI EAFE Index is an unmanaged broad-based index that measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East. The customized weighted index for each Fund is created by BlackRock and is adjusted periodically to represent the weightings of the unmanaged indices as compared to each Fund’s glide path.

   Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense examples on the next page (which are based on a hypothetical investment of $1,000 invested on May 1, 2012 and held through October 31, 2012) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

18	BLACKROCK FUNDS II	OCTOBER 31, 2012

Expense Examples

	Actual			Hypothetical[1]
	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During the Period[2]	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During the Period[2]	Annualized Expense Ratio
LifePath Active 2015 Portfolio
Class K	$1,000.00	$1,026.80	$1.17	$1,000.00	$1,023.98	$1.17	0.23%
Investor A	$1,000.00	$1,025.10	$3.56	$1,000.00	$1,021.62	$3.56	0.70%
Class R	$1,000.00	$1,023.10	$4.53	$1,000.00	$1,020.66	$4.52	0.89%
LifePath Active 2020 Portfolio
Class K	$1,000.00	$1,024.20	$1.12	$1,000.00	$1,024.03	$1.12	0.22%
Investor A	$1,000.00	$1,021.40	$3.40	$1,000.00	$1,021.77	$3.40	0.67%
Class R	$1,000.00	$1,020.60	$4.47	$1,000.00	$1,020.71	$4.47	0.88%
LifePath Active 2025 Portfolio
Class K	$1,000.00	$1,020.10	$1.12	$1,000.00	$1,024.03	$1.12	0.22%
Investor A	$1,000.00	$1,018.20	$3.55	$1,000.00	$1,021.62	$3.56	0.70%
Class R	$1,000.00	$1,017.20	$4.56	$1,000.00	$1,020.61	$4.57	0.90%
LifePath Active 2030 Portfolio
Class K	$1,000.00	$1,014.30	$0.96	$1,000.00	$1,024.18	$0.97	0.19%
Investor A	$1,000.00	$1,011.30	$3.29	$1,000.00	$1,021.87	$3.30	0.65%
Class R	$1,000.00	$1,010.30	$4.35	$1,000.00	$1,020.81	$4.37	0.86%
LifePath Active 2035 Portfolio
Class K	$1,000.00	$1,006.00	$0.76	$1,000.00	$1,024.38	$0.76	0.15%
Investor A	$1,000.00	$1,003.00	$3.27	$1,000.00	$1,021.87	$3.30	0.65%
Class R	$1,000.00	$1,002.00	$4.38	$1,000.00	$1,020.76	$4.42	0.87%
LifePath Active 2040 Portfolio
Class K	$1,000.00	$1,002.00	$0.81	$1,000.00	$1,024.33	$0.81	0.16%
Investor A	$1,000.00	$1,000.00	$3.32	$1,000.00	$1,021.82	$3.35	0.66%
Class R	$1,000.00	$999.00	$4.42	$1,000.00	$1,020.71	$4.47	0.88%
LifePath Active 2045 Portfolio
Class K	$1,000.00	$1,008.80	$0.96	$1,000.00	$1,024.18	$0.97	0.19%
Investor A	$1,000.00	$1,005.90	$3.48	$1,000.00	$1,021.67	$3.51	0.69%
Class R	$1,000.00	$1,005.00	$4.69	$1,000.00	$1,020.46	$4.72	0.93%
LifePath Active 2050 Portfolio
Class K	$1,000.00	$1,004.30	$0.81	$1,000.00	$1,024.33	$0.81	0.16%
Investor A	$1,000.00	$1,001.10	$3.32	$1,000.00	$1,021.82	$3.35	0.66%
Class R	$1,000.00	$1,000.00	$4.52	$1,000.00	$1,020.61	$4.57	0.90%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Because the Fund invests in Master Portfolios, the expense example reflects the expenses of both the Fund and the Master Portfolios in which it invests. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

See “Disclosure of Expenses” on page 18 for further information on how expenses were calculated.

BLACKROCK FUNDS II	OCTOBER 31, 2012	19

Schedule of Investments October 31, 2012	LifePath Active 2015 Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Equity Funds – 52.2%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	47,700	$1,147,183
BlackRock Equity Dividend Fund, Institutional Class	81,533	1,623,329
BlackRock International Fund, Institutional Class	42,955	528,346
BlackRock International Opportunities Portfolio, Institutional Class	9,838	325,255
BlackRock Long-Horizon Equity Fund, Institutional Class	58,740	730,133
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	14,712	375,310
iShares Dow Jones U.S. Technology Sector Index Fund	3,845	270,265
iShares MSCI Emerging Markets Index Fund	11,003	452,333
iShares MSCI Germany Index Fund	13,256	304,093
Master Basic Value LLC	$642,714	642,714
Master Large Cap Growth Portfolio	$1,043,733	1,043,733
Master S&P 500 Index Series	$1,323,084	1,323,084
Master Value Opportunities LLC	$371,260	371,260

		9,137,038

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Fixed Income Funds — 45.7%
BlackRock High Yield Bond Portfolio, BlackRock Class	49,674	$396,395
Master Total Return Portfolio	$7,613,169	7,613,169

		8,009,564

Short-Term Securities – 2.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (c)	396,469	396,469

Total Affiliated Investment Companies (Cost – $16,486,383) – 100.2%		17,543,071
Liabilities in Excess of Other Assets – (0.2)%		(37,498)

Net Assets – 100.0%		$17,505,573

(a)	Investments in issuers considered to be an affiliate of the Fund during the year ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2012	Value at October 31, 2012	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	44,318	26,632	23,250		47,700	$1,147,183	–	$45,478
BlackRock Emerging Markets Fund, Inc., Institutional Class	12,601	10,550	23,151		–	–	$1,199	$46,933
BlackRock Equity Dividend Fund, Institutional Class	93,460	42,692	54,619		81,533	$1,623,329	$37,294	$51,247
BlackRock Floating Rate Income Portfolio, Institutional Class	75,697	2,662	78,359		–	–	$1,754	$(20,575)
BlackRock High Yield Bond Portfolio, BlackRock Class	151,329	15,146	116,801		49,674	$396,395	$28,953	$(3,985)
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	15	–	15		–	–	$3	$41
BlackRock International Fund, Institutional Class	–	69,416	26,461		42,955	$528,346	–	$(23,674)
BlackRock International Opportunities Portfolio, Institutional Class	20,779	3,418	14,359		9,838	$325,255	$12,673	$(29,315)
BlackRock Latin America Fund, Inc, Institutional Class	1,169	174	1,343		–	–	$636	$6,863
BlackRock Liquidity Funds, TempFund, Institutional Class	13,448	383,021[1]	–		396,469	$396,469	$354	–
BlackRock Long-Horizon Equity Fund, Institutional Class	78,453	13,748	33,461		58,740	$730,133	$26,072	$(28,050)
BlackRock Pacific Fund, Inc., Institutional Class	15,221	2,840	18,061		–	–	$1,940	$894
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	15,882	2,695	3,865		14,712	$375,310	–	$13,721
BlackRock U.S. Opportunities Portfolio, Institutional Class	5,402	1,474	6,876		–	–	–	$20,778
iShares Dow Jones U.S. Healthcare Sector Index Fund	–	3,552	3,552		–	–	$1,155	$4,143
iShares Dow Jones U.S. Industrial Sector Index Fund	–	4,074	4,074		–	–	$996	$(6,983)
iShares Dow Jones U.S. Technology Sector Index Fund	–	3,845	–		3,845	$270,265	$1,122	–
iShares MSCI Emerging Markets Index Fund	–	11,003	–		11,003	$452,333	–	–
iShares MSCI Germany Index Fund	–	13,256	–		13,256	$304,093	$7,708	–
iShares MSCI Italy Index Fund	–	25,472	25,472		–	–	$6,492	$54,923
Master Basic Value LLC	$627,040	$15,674[1]	–		$642,714	$642,714	$17,786	$47,188
Master Large Cap Growth Portfolio	$1,250,746	–	$207,013	[2]	$1,043,733	$1,043,733	$29,249	$112,467
Master S&P 500 Index Series	–	$1,323,084[1]	–		$1,323,084	$1,323,084	$2,620	$4,889
Master Total Return Portfolio	$5,748,320	$1,864,849[1]	–		$7,613,169	$7,613,169	$289,902	$110,086

Master Value Opportunities LLC	$182,386	$188,874[1]	–		$371,260	$371,260	$2,380	$22,768

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net beneficial interest sold.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

20	BLACKROCK FUNDS II	OCTOBER 31, 2012

Schedule of Investments (concluded)	LifePath Active 2015 Portfolio

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$6,549,111	$10,993,960	–	$17,543,071

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2012, cash of $9,785 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2012	21

Schedule of Investments October 31, 2012	LifePath Active 2020 Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Equity Funds – 56.6%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	60,993	$1,466,879
BlackRock Emerging Markets Fund, Inc., Institutional Class	8	163
BlackRock Equity Dividend Fund, Institutional Class	108,657	2,163,363
BlackRock International Fund, Institutional Class	54,452	669,762
BlackRock International Opportunities Portfolio, Institutional Class	14,592	482,419
BlackRock Latin America Fund, Inc., Institutional Class	1	28
BlackRock Long-Horizon Equity Fund, Institutional Class	84,421	1,049,349
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	20,703	528,132
iShares Dow Jones U.S. Technology Sector Index Fund	4,948	347,795
iShares MSCI Emerging Markets Index Fund	14,023	576,486
iShares MSCI Germany Index Fund	17,059	391,333
Master Basic Value LLC	$645,245	645,245
Master Large Cap Growth Portfolio	$1,065,007	1,065,007

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Equity Funds (concluded)
Master S&P 500 Index Series	$1,671,234	$1,671,234
Master Value Opportunities LLC	$509,484	509,484

		11,566,679

Fixed Income Funds – 40.9%
BlackRock High Yield Bond Portfolio, BlackRock Class	58,926	470,230
Master Total Return Portfolio	$7,898,916	7,898,916

		8,369,146

Short-Term Securities – 2.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (c)	602,354	602,354

Total Affiliated Investment Companies (Cost – $18,964,980) – 100.4%		20,538,179
Liabilities in Excess of Other Assets – (0.4)%		(88,705)

Net Assets – 100.0%		$20,449,474

(a)	Investments in issuers considered to be an affiliate of the Fund during the year ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at October 31, 2012	Value at October 31, 2012	Income	Realized Gain (Loss)

BlackRock Capital Appreciation Fund, Inc., BlackRock Class	60,184	19,570		18,761	60,993	$1,466,879	–	$48,775
BlackRock Emerging Markets Fund, Inc., Institutional Class	14,994	12,728		27,714	8	$163	$1,448	$57,732
BlackRock Equity Dividend Fund, Institutional Class	121,928	24,599		37,870	108,657	$2,163,363	$48,461	$27,513
BlackRock Floating Rate Income Portfolio, Institutional Class	81,411	403		81,814	–	–	$1,839	$(18,307)
BlackRock High Yield Bond Portfolio, BlackRock Class	174,535	13,513		129,122	58,926	$470,230	$33,829	$(1,189)
BlackRock International Fund, Institutional Class	–	86,795		32,343	54,452	$669,762	–	$(32,030)
BlackRock International Opportunities Portfolio, Institutional Class	26,890	4,033		16,331	14,592	$482,419	$16,139	$(30,946)
BlackRock Latin America Fund, Inc, Institutional Class	1,404	187		1,590	1	$28	$775	$8,486
BlackRock Liquidity Funds, TempFund, Institutional Class	942	601,412[1]		–	602,354	$602,354	$351	–
BlackRock Long-Horizon Equity Fund, Institutional Class	103,124	16,603		35,306	84,421	$1,049,349	$34,771	$(31,528)
BlackRock Pacific Fund, Inc., Institutional Class	19,526	3,362		22,888	–	–	$2,450	$4,286
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	20,880	3,252		3,429	20,703	$528,132	–	$14,170
BlackRock U.S. Opportunities Portfolio, Institutional Class	6,797	1,757		8,554	–	–	–	$29,457
iShares Dow Jones U.S. Healthcare Sector Index Fund	–	4,571		4,571	–	–	$1,486	$5,331
iShares Dow Jones U.S. Industrial Sector Index Fund	–	5,243		5,243	–	–	$1,282	$(8,986)
iShares Dow Jones U.S. Technology Sector Index Fund	–	4,948		–	4,948	$347,795	$1,443	–
iShares MSCI Emerging Markets Index Fund	–	14,023		–	14,023	$576,486	–	–
iShares MSCI Germany Index Fund	–	17,059		–	17,059	$391,333	$9,919	–
iShares MSCI Italy Index Fund	–	32,780		32,780	–	–	$8,354	$70,681
Master Basic Value LLC	$869,553	–		$224,308[2]	$645,245	$645,245	$27,349	$70,282
Master Large Cap Growth Portfolio	$1,626,349	–		$561,342[2]	$1,065,007	$1,065,007	$37,216	$142,476
Master S&P 500 Index Series	–	$1,671,234	[1]	–	$1,671,234	$1,671,234	$3,309	$6,175
Master Total Return Portfolio	$6,077,769	$1,821,147	[1]	–	$7,898,916	$7,898,916	$328,977	$126,169
Master Value Opportunities LLC	$238,330	$271,154	[1]	–	$509,484	$509,484	$3,245	$31,413

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net beneficial interest sold.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

22	BLACKROCK FUNDS II	OCTOBER 31, 2012

Schedule of Investments (concluded)	LifePath Active 2020 Portfolio

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$8,748,293	$11,789,886	–	$20,538,179

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2012, cash of $9,658 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2012	23

Schedule of Investments October 31, 2012	LifePath Active 2025 Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 62.9%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	46,918	$1,128,367
BlackRock Equity Dividend Fund, Institutional Class	86,897	1,730,114
BlackRock International Fund, Institutional Class	38,785	477,061
BlackRock International Opportunities Portfolio, Institutional Class	8,670	286,642
BlackRock Long-Horizon Equity Fund, Institutional Class	60,623	753,549
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	14,782	377,098
iShares Dow Jones U.S. Technology Sector Index Fund	3,384	237,861
iShares MSCI Emerging Markets Index Fund	9,978	410,195
iShares MSCI Germany Index Fund	11,668	267,664
Master Basic Value LLC	$636,814	636,814
Master Large Cap Growth Portfolio	$980,098	980,098
Master S&P 500 Index Series	$1,602,270	1,602,270
Master Value Opportunities LLC	$365,741	365,741

		9,253,474

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 33.5%
BlackRock High Yield Bond Portfolio, BlackRock Class	34,773	$277,489
Master Total Return Portfolio	$4,652,263	4,652,263

		4,929,752

Short-Term Securities – 3.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (c)	572,283	572,283
Total Affiliated Investment Companies (Cost – $13,683,179) – 100.3%		14,755,509
Liabilities in Excess of Other Assets – (0.3)%		(47,272)

Net Assets – 100.0%		$14,708,237

(a)	Investments in issuers considered to be an affiliate of the Fund during the year ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at October 31, 2012	Value at October 31, 2012	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	46,166	15,812		15,060	46,918	$1,128,367	–	$39,358
BlackRock Emerging Markets Fund, Inc., Institutional Class	9,920	7,962		17,882	–	–	$893	$37,110
BlackRock Equity Dividend Fund, Institutional Class	89,964	25,704		28,771	86,897	$1,730,114	$36,598	$10,703
BlackRock Floating Rate Income Portfolio, Institutional Class	45,436	576		46,012	–	–	$1,026	$(11,440)
BlackRock High Yield Bond Portfolio, BlackRock Class	106,424	8,421		80,072	34,773	$277,489	$20,282	$(6,137)
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	19	–		19	–	–	$3	$49
BlackRock International Fund, Institutional Class	–	56,176		17,391	38,785	$477,061	–	$(18,911)
BlackRock International Opportunities Portfolio, Institutional Class	20,022	2,786		14,138	8,670	$286,642	$11,309	$(21,210)
BlackRock Latin America Fund, Inc, Institutional Class	920	113		1,033	–	–	$474	$5,500
BlackRock Liquidity Funds, TempFund, Institutional Class	18,448	553,835	[1]	–	572,283	$572,283	$421	–
BlackRock Long-Horizon Equity Fund, Institutional Class	76,672	11,461		27,510	60,623	$753,549	$24,110	$(21,460)
BlackRock Pacific Fund, Inc., Institutional Class	14,034	2,244		16,278	–	–	$1,657	$1,922
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	15,535	2,241		2,994	14,782	$377,098	–	$11,369
BlackRock U.S. Opportunities Portfolio, Institutional Class	5,097	1,229		6,326	–	–	–	$21,242
iShares Dow Jones U.S. Healthcare Sector Index Fund	–	3,126		3,126	–	–	$1,016	$3,646
iShares Dow Jones U.S. Industrial Sector Index Fund	–	3,586		3,586	–	–	$877	$(6,146)
iShares Dow Jones U.S. Technology Sector Index Fund	–	3,384		–	3,384	$237,861	$987	–
iShares MSCI Emerging Markets Index Fund	–	9,978		–	9,978	$410,195	–	–
iShares MSCI Germany Index Fund	–	11,668		–	11,668	$267,664	$6,785	–
iShares MSCI Italy Index Fund	–	22,422		22,422	–	–	$5,714	$48,347
Master Basic Value LLC	$678,007	–		$41,193[2]	$636,814	$636,814	$23,274	$55,581
Master Large Cap Growth Portfolio	$1,199,737	–		$219,639[2]	$980,098	$980,098	$30,311	$111,235
Master S&P 500 Index Series	–	$1,602,270[1]		–	$1,602,270	$1,602,270	$3,173	$5,920
Master Total Return Portfolio	$3,328,424	$1,323,839[1]		–	$4,652,263	$4,652,263	$182,082	$73,157
Master Value Opportunities LLC	$177,974	$187,767[1]		–	$365,741	$365,741	$2,339	$22,550

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net beneficial interest sold.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

24	BLACKROCK FUNDS II	OCTOBER 31, 2012

Schedule of Investments (concluded)	LifePath Active 2015 Portfolio

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$6,518,323	$8,237,186	–	$14,755,509

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2012, cash of $9,345 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2012	25

Schedule of Investments October 31, 2012	LifePath Active 2030 Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Equity Funds – 73.7%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	83,772	$2,014,727
BlackRock Equity Dividend Fund, Institutional Class	126,239	2,513,426
BlackRock International Fund, Institutional Class	68,772	845,895
BlackRock International Opportunities Portfolio, Institutional Class	18,333	606,091
BlackRock Long-Horizon Equity Fund, Institutional Class	110,434	1,372,696
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	25,739	656,590
iShares Dow Jones U.S. Technology Sector Index Fund	4,632	325,583
iShares MSCI Emerging Markets Index Fund	12,997	534,307
iShares MSCI Germany Index Fund	15,969	366,329
Master Basic Value LLC	$857,508	857,508
Master Large Cap Growth Portfolio	$1,353,789	1,353,789
Master S&P 500 Index Series	$1,980,356	1,980,356
Master Value Opportunities LLC	$632,589	632,589

		14,059,886

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Fixed Income Funds – 25.5%
BlackRock High Yield Bond Portfolio, BlackRock Class	36,897	$294,435
Master Total Return Portfolio	$4,579,931	4,579,931

		4,874,366

Short-Term Securities – 2.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (c)	392,896	392,896

Total Affiliated Investment Companies (Cost – $17,788,046) – 101.3%		19,327,148
Liabilities in Excess of Other Assets – (1.3)%		(249,212)

Net Assets – 100.0%		$19,077,936

(a)	Investments in issuers considered to be an affiliate of the Fund during the year ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2012	Value at October 31, 2012	Income	Realized Gain (Loss)

BlackRock Capital Appreciation Fund, Inc., BlackRock Class	74,240	28,212		18,680		83,772	$2,014,727	–	$19,565
BlackRock Emerging Markets Fund, Inc., Institutional Class	13,265	12,324		25,589		–	–	$1,249	$52,445
BlackRock Equity Dividend Fund, Institutional Class	138,422	41,504		53,687		126,239	$2,513,426	$55,587	$30,373
BlackRock Floating Rate Income Portfolio, Institutional Class	45,763	339		46,102		–	–	$1,037	$(12,381)
BlackRock High Yield Bond Portfolio, BlackRock Class	112,158	10,710		85,971		36,897	$294,435	$21,499	$(11,849)
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	25	–		25		–	–	$4	$66
BlackRock International Fund, Institutional Class	–	93,239		24,467		68,772	$845,895	–	$(28,142)
BlackRock International Opportunities Portfolio, Institutional Class	30,447	6,145		18,259		18,333	$606,091	$18,054	$(39,857)
BlackRock Latin America Fund, Inc, Institutional Class	1,215	212		1,427		–	–	$654	$7,656
BlackRock Liquidity Funds, TempFund, Institutional Class	8,237	384,659	[1]	–		392,896	$392,896	$500	–
BlackRock Long-Horizon Equity Fund, Institutional Class	118,927	25,399		33,892		110,434	$1,372,696	$39,099	$(28,136)
BlackRock Pacific Fund, Inc., Institutional Class	20,988	4,718		25,706		–	–	$2,602	$2,482
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	24,071	5,015		3,347		25,739	$656,590	–	$14,921
BlackRock U.S. Opportunities Portfolio, Institutional Class	7,821	2,469		10,290		–	–	–	$33,313
iShares Dow Jones U.S. Healthcare Sector Index Fund	–	4,279		4,279		–	–	$1,391	$4,990
iShares Dow Jones U.S. Industrial Sector Index Fund	–	4,908		4,908		–	–	$1,200	$(8,412)
iShares Dow Jones U.S. Technology Sector Index Fund	–	4,632		–		4,632	$325,583	$1,350	–
iShares MSCI Emerging Markets Index Fund	–	12,997		–		12,997	$534,307	–	–
iShares MSCI Germany Index Fund	–	15,969		–		15,969	$366,329	$9,286	–
iShares MSCI Italy Index Fund	–	30,686		30,686		–	–	$7,820	$66,166
Master Basic Value LLC	$1,111,464	–		$253,956	[2]	$857,508	$857,508	$32,461	$84,702
Master Large Cap Growth Portfolio	$1,837,811	–		$484,022	[2]	$1,353,789	$1,353,789	$43,069	$164,933
Master S&P 500 Index Series	–	$1,980,356	[1]	–		$1,980,356	$1,980,356	$3,921	$7,318
Master Total Return Portfolio	$3,317,757	$1,262,174	[1]	–		$4,579,931	$4,579,931	$182,031	$69,650
Master Value Opportunities LLC	$275,261	$357,328	[1]	–		$632,589	$632,589	$3,938	$38,490

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net beneficial interest sold.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

26	BLACKROCK FUNDS II	OCTOBER 31, 2012

Schedule of Investments (concluded)	LifePath Active 2030 Portfolio

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$9,922,975	$9,404,173	–	$19,327,148

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2012, cash of $9,353 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2012	27

Schedule of Investments October 31, 2012	LifePath Active 2035 Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Equity Funds – 89.9%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	44,959	$1,081,264
BlackRock Equity Dividend Fund, Institutional Class	81,419	1,621,060
BlackRock International Fund, Institutional Class	31,216	383,958
BlackRock International Opportunities Portfolio, Institutional Class	9,688	320,301
BlackRock Long-Horizon Equity Fund, Institutional Class	61,485	764,260
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	13,934	355,468
iShares Dow Jones U.S. Technology Sector Index Fund	2,034	142,970
iShares MSCI Emerging Markets Index Fund	5,959	244,974
iShares MSCI Germany Index Fund	7,015	160,924
Master Basic Value LLC	$424,541	424,541
Master Large Cap Growth Portfolio	$623,237	623,237
Master S&P 500 Index Series	$974,823	974,823
Master Value Opportunities LLC	$344,735	344,735

		7,442,515

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Fixed Income Funds – 8.1%
BlackRock High Yield Bond Portfolio, BlackRock Class	24,633	$196,568
Master Total Return Portfolio	$474,059	474,059

		670,627

Short-Term Securities – 2.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (c)	163,571	163,571

Total Affiliated Investment Companies (Cost – $7,347,606) – 100.0%		8,276,713
Liabilities in Excess of Other Assets – 0.0%		(860)

Net Assets – 100.0%		$8,275,853

(a)	Investments in issuers considered to be an affiliate of the Fund during the year ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2012	Value at October 31, 2012	Income	Realized Gain (Loss)

BlackRock Capital Appreciation Fund, Inc., BlackRock Class	50,190	12,451		17,682		44,959	$1,081,264	–	$35,375
BlackRock Emerging Markets Fund, Inc., Institutional Class	7,014	4,197		11,211		–	–	$643	$21,979
BlackRock Equity Dividend Fund, Institutional Class	88,854	23,028		30,463		81,419	$1,621,060	$35,186	$11,612
BlackRock Floating Rate Income Portfolio, Institutional Class	11,556	89		11,645		–	–	$259	$(2,698)
BlackRock High Yield Bond Portfolio, BlackRock Class	33,952	21,302		30,621		24,633	$196,568	$7,581	$(3,174)
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	32	–		32		–	–	$5	$85
BlackRock International Fund, Institutional Class	–	39,723		8,507		31,216	$383,958	–	$(7,496)
BlackRock International Opportunities Portfolio, Institutional Class	19,325	2,856		12,493		9,688	$320,301	$11,545	$(23,267)
BlackRock Latin America Fund, Inc, Institutional Class	638	82		720		–	–	$335	$3,520
BlackRock Liquidity Funds, TempFund, Institutional Class	16,275	147,296	[1]	–		163,571	$163,571	$230	–
BlackRock Long-Horizon Equity Fund, Institutional Class	77,135	12,187		27,837		61,485	$764,260	$24,696	$12,183
BlackRock Pacific Fund, Inc., Institutional Class	13,040	2,211		15,251		–	–	$1,628	$(670)
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	15,619	2,397		4,082		13,934	$355,468	–	$13,465
BlackRock U.S. Opportunities Portfolio, Institutional Class	5,146	1,314		6,460		–	–	–	$20,194
iShares Dow Jones U.S. Healthcare Sector Index Fund	–	1,879		1,879		–	–	$611	$2,191
iShares Dow Jones U.S. Industrial Sector Index Fund	–	2,156		2,156		–	–	$527	$(3,695)
iShares Dow Jones U.S. Technology Sector Index Fund	–	2,034		–		2,034	$142,970	$593	–
iShares MSCI Emerging Markets Index Fund	–	5,959		–		5,959	$244,974	–	–
iShares MSCI Germany Index Fund	–	7,015		–		7,015	$160,924	$4,079	–
iShares MSCI Italy Index Fund	–	13,480		13,480		–	–	$3,435	$29,066
Master Basic Value LLC	$766,141	–		$341,600	[2]	$424,541	$424,541	$19,666	$47,573
Master Large Cap Growth Portfolio	$1,175,665	–		$552,428	[2]	$623,237	$623,237	$24,488	$88,137
Master S&P 500 Index Series	–	$974,823	[1]	–		$974,823	$974,823	$2,245	$4,259
Master Total Return Portfolio	$795,837	–		$321,778	[2]	$474,059	$474,059	$27,432	$9,925
Master Value Opportunities LLC	$178,487	$166,248	[1]	–		$344,735	$344,735	$2,247	$21,477

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net beneficial interest sold.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

28	BLACKROCK FUNDS II	OCTOBER 31, 2012

Schedule of Investments (concluded)	LifePath Active 2035 Portfolio

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$5,435,318	$2,841,395	–	$8,276,713

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2012, cash of $8,404 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2012	29

Schedule of Investments October 31, 2012	LifePath Active 2040 Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 89.5%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	63,740	$1,532,948
BlackRock Equity Dividend Fund, Institutional Class	100,606	2,003,070
BlackRock International Fund, Institutional Class	39,264	482,945
BlackRock International Opportunities Portfolio, Institutional Class	11,769	389,084
BlackRock Long-Horizon Equity Fund, Institutional Class	76,313	948,570
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	17,362	442,894
iShares Dow Jones U.S. Technology Sector Index Fund	2,632	185,003
iShares MSCI Emerging Markets Index Fund	7,588	311,943
iShares MSCI Germany Index Fund	9,077	208,226
Master Basic Value LLC	$850,787	850,787
Master Large Cap Growth Portfolio	$1,232,751	1,232,751
Master S&P 500 Index Series	$1,541,461	1,541,461
Master Value Opportunities LLC	$441,958	441,958

		10,571,640

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 7.8%
BlackRock High Yield Bond Portfolio, BlackRock Class	13,569	$108,283
Master Total Return Portfolio	$816,540	816,540

		924,823

Short-Term Securities – 3.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (c)	416,442	416,442

Total Affiliated Investment Companies (Cost – $10,819,005) – 100.8%		11,912,905
Liabilities in Excess of Other Assets – (0.8)%		(97,620)

Net Assets – 100.0%		$11,815,285

(a)	Investments in issuers considered to be an affiliate of the Fund during the year ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at October 31, 2012	Value at October 31, 2012	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	52,879	23,616	12,755	63,740	$1,532,948	–	$10,993
BlackRock Emerging Markets Fund, Inc., Institutional Class	7,402	5,076	12,478	–	–	$699	$25,431
BlackRock Equity Dividend Fund, Institutional Class	93,756	34,900	28,050	100,606	$2,003,070	$41,379	$3,207
BlackRock Floating Rate Income Portfolio, Institutional Class	12,247	310	12,557	–	–	$280	$(2,626)
BlackRock High Yield Bond Portfolio, BlackRock Class	35,786	10,404	32,621	13,569	$108,283	$5,681	$(3,107)
BlackRock International Fund, Institutional Class	–	48,648	9,384	39,264	$482,945	–	$(10,690)
BlackRock International Opportunities Portfolio, Institutional Class	20,414	4,067	12,712	11,769	$389,084	$12,237	$(27,280)
BlackRock Latin America Fund, Inc, Institutional Class	668	120	788	–	–	$360	$4,305
BlackRock Liquidity Funds, TempFund, Institutional Class	14,635	401,807[1]	–	416,442	$416,442	$320	–
BlackRock Long-Horizon Equity Fund, Institutional Class	81,385	17,143	22,215	76,313	$948,570	$26,825	$1,276
BlackRock Pacific Fund, Inc., Institutional Class	13,770	3,059	16,829	–	–	$1,726	$2,293
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	16,479	3,378	2,495	17,362	$442,894	–	$10,106
BlackRock U.S. Opportunities Portfolio, Institutional Class	5,723	1,784	7,507	–	–	–	$24,716
iShares Dow Jones U.S. Healthcare Sector Index Fund	–	2,432	2,432	–	–	$791	$2,836
iShares Dow Jones U.S. Industrial Sector Index Fund	–	2,790	2,790	–	–	$682	$(4,782)
iShares Dow Jones U.S. Technology Sector Index Fund	–	2,632	–	2,632	$185,003	$768	–
iShares MSCI Emerging Markets Index Fund	–	7,588	–	7,588	$311,943	–	–
iShares MSCI Germany Index Fund	–	9,077	–	9,077	$208,226	$5,278	–
iShares MSCI Italy Index Fund	–	17,442	17,442	–	–	$4,445	$37,609
Master Basic Value LLC	$807,779	$43,008[1]	–	$850,787	$850,787	$25,391	$62,887
Master Large Cap Growth Portfolio	$1,239,893	–	$7,142[2]	$1,232,751	$1,232,751	$31,595	$122,750
Master S&P 500 Index Series	–	$1,541,461[1]	–	$1,541,461	$1,541,461	$3,052	$5,696
Master Total Return Portfolio	$841,713	–	$25,173[2]	$816,540	$816,540	$35,337	$13,550
Master Value Opportunities LLC	$188,399	$253,559[1]	–	$441,958	$441,958	$2,683	$26,084

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net beneficial interest sold.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

30	BLACKROCK FUNDS II	OCTOBER 31, 2012

Schedule of Investments (concluded)	LifePath Active 2040 Portfolio

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$7,029,408	$4,883,497	–	$11,912,905

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2012, cash of $9,113 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2012	31

Schedule of Investments October 31, 2012	LifePath Active 2045 Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 89.8%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	30,093	$723,745
BlackRock Equity Dividend Fund, Institutional Class	48,177	959,200
BlackRock International Fund, Institutional Class	28,839	354,719
BlackRock International Opportunities Portfolio, Institutional Class	4,819	159,311
BlackRock Long-Horizon Equity Fund, Institutional Class	34,329	426,711
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	7,848	200,202
iShares Dow Jones U.S. Technology Sector Index Fund	1,268	89,128
iShares MSCI Emerging Markets Index Fund	3,659	150,421
iShares MSCI Germany Index Fund	4,374	100,340
Master Basic Value LLC	$378,502	378,502
Master Large Cap Growth Portfolio	$589,253	589,253
Master S&P 500 Index Series	$608,887	608,887
Master Value Opportunities LLC	$101,627	101,627

		4,842,046

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 8.0%
BlackRock High Yield Bond Portfolio, BlackRock Class	13,493	$107,674
Master Total Return Portfolio	$323,168	323,168

		430,842

Short-Term Securities – 3.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (c)	172,264	172,264
Total Affiliated Investment Companies (Cost – $4,964,366) – 101.0%		5,445,152
Liabilities in Excess of Other Assets – (1.0)%		(55,825)

Net Assets – 100.0%		$5,389,327

(a)	Investments in issuers considered to be an affiliate of the Fund during the year ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at October 31, 2012	Value at October 31, 2012	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	24,602	14,238	8,747	30,093	$723,745	–	$619
BlackRock Emerging Markets Fund, Inc., Institutional Class	3,299	3,097	6,396	–	–	$305	$13,155
BlackRock Equity Dividend Fund, Institutional Class	42,993	22,966	17,782	48,177	$959,200	$18,471	$(1,045)
BlackRock Floating Rate Income Portfolio, Institutional Class	5,599	103	5,702	–	–	$127	$(1,266)
BlackRock High Yield Bond Portfolio, BlackRock Class	16,321	13,458	16,286	13,493	$107,674	$1,034	$(2,723)
BlackRock International Fund, Institutional Class	–	33,451	4,612	28,839	$354,719	–	$(5,025)
BlackRock International Opportunities Portfolio, Institutional Class	9,195	1,901	6,277	4,819	$159,311	$5,407	$(15,209)
BlackRock Latin America Fund, Inc, Institutional Class	303	56	359	–	–	$160	$1,928
BlackRock Liquidity Funds, TempFund, Institutional Class	14,338	157,926[1]	–	172,264	$172,264	$183	–
BlackRock Long-Horizon Equity Fund, Institutional Class	37,617	8,198	11,486	34,329	$426,711	$12,149	$(2,008)
BlackRock Pacific Fund, Inc., Institutional Class	6,165	1,414	7,579	–	–	$758	$814
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	7,588	1,612	1,352	7,848	$200,202	–	$4,279
BlackRock U.S. Opportunities Portfolio, Institutional Class	155	50	205	–	–	–	$657
iShares Dow Jones U.S. Healthcare Sector Index Fund	–	1,172	1,172	–	–	$381	$1,367
iShares Dow Jones U.S. Industrial Sector Index Fund	–	1,344	1,344	–	–	$329	$(2,304)
iShares Dow Jones U.S. Technology Sector Index Fund	–	1,268	–	1,268	$89,128	$370	–
iShares MSCI Emerging Markets Index Fund	–	3,659	–	3,659	$150,421	–	–
iShares MSCI Germany Index Fund	–	4,374	–	4,374	$100,340	$2,543	–
iShares MSCI Italy Index Fund	–	8,406	8,406	–	–	$2,142	$18,125
Master Basic Value LLC	$376,513	$1,989[1]	–	$378,502	$378,502	$13,064	$30,696
Master Large Cap Growth Portfolio	$571,126	$18,127[1]	–	$589,253	$589,253	$16,741	$60,580
Master S&P 500 Index Series	–	$608,887[1]	–	$608,887	$608,887	$16,886	$3,583
Master Total Return Portfolio	$388,343	–	$65,175[2]	$323,168	$323,168	$1,658	$6,494
Master Value Opportunities LLC	$86,920	$14,707[1]	–	$101,627	$101,627	$293	$11,372

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net beneficial interest sold.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

32	BLACKROCK FUNDS II	OCTOBER 31, 2012

Schedule of Investments (concluded)	LifePath Active 2045 Portfolio

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$3,443,715	$2,001,437	–	$5,445,152

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2012, cash of $9,084 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2012	33

Schedule of Investments October 31, 2012	LifePath Active 2050 Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 90.3%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	24,655	$592,952
BlackRock Equity Dividend Fund, Institutional Class	38,002	756,622
BlackRock International Fund, Institutional Class	18,329	225,441
BlackRock International Opportunities Portfolio, Institutional Class	4,165	137,679
BlackRock Long-Horizon Equity Fund, Institutional Class	27,671	343,952
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	6,291	160,482
iShares Dow Jones U.S. Technology Sector Index Fund	949	66,705
iShares MSCI Emerging Markets Index Fund	2,716	111,655
iShares MSCI Germany Index Fund	3,274	75,106
Master Basic Value LLC	$298,915	298,915
Master Large Cap Growth Portfolio	$459,484	459,484
Master S&P 500 Index Series	$496,801	496,801
Master Value Opportunities LLC	$159,908	159,908

		3,885,702

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 8.0%
BlackRock High Yield Bond Portfolio, BlackRock Class	16,188	$129,181
Master Total Return Portfolio	$214,076	214,076

		343,257

Short-Term Securities – 2.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (c)	123,189	123,189
Total Affiliated Investment Companies (Cost – $3,983,248) – 101.1%		4,352,148
Liabilities in Excess of Other Assets –(1.1)%		(49,374)

Net Assets – 100.0%		$4,302,774

(a)	Investments in issuers considered to be an affiliate of the Fund during the year ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at October 31, 2012	Value at October 31, 2012	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	19,159	10,324	4,828	24,655	$592,952	–	$1,520
BlackRock Emerging Markets Fund, Inc., Institutional Class	2,679	2,026	4,705	–	–	$251	$9,633
BlackRock Equity Dividend Fund, Institutional Class	33,784	14,681	10,463	38,002	$756,622	$15,120	$154
BlackRock Floating Rate Income Portfolio, Institutional Class	4,398	60	4,458	–	–	$99	$(1,001)
BlackRock High Yield Bond Portfolio, BlackRock Class	12,912	14,894	11,618	16,188	$129,181	$4,767	$(1,291)
BlackRock International Fund, Institutional Class	–	21,818	3,489	18,329	$225,441	–	$(3,713)
BlackRock International Opportunities Portfolio, Institutional Class	7,241	1,575	4,651	4,165	$137,679	$4,353	$(10,335)
BlackRock Latin America Fund, Inc, Institutional Class	243	45	288	–	–	$130	$1,570
BlackRock Liquidity Funds, TempFund, Institutional Class	14,514	108,675[1]	–	123,189	$123,189	$137	–
BlackRock Long-Horizon Equity Fund, Institutional Class	29,333	6,705	8,367	27,671	$343,952	$9,595	$(519)
BlackRock Pacific Fund, Inc., Institutional Class	4,956	1,192	6,148	–	–	$623	$836
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	5,932	1,325	966	6,291	$160,482	–	$4,007
BlackRock U.S. Opportunities Portfolio, Institutional Class	2,043	679	2,722	–	–	–	$8,447
iShares Dow Jones U.S. Healthcare Sector Index Fund	–	877	877	–	–	$285	$1,023
iShares Dow Jones U.S. Industrial Sector Index Fund	–	1,006	1,006	–	–	$246	$(1,724)
iShares Dow Jones U.S. Technology Sector Index Fund	–	949	–	949	$66,705	$277	–
iShares MSCI Emerging Markets Index Fund	–	2,716	–	2,716	$111,655	–	–
iShares MSCI Germany Index Fund	–	3,274	–	3,274	$75,106	$1,904	–
iShares MSCI Italy Index Fund	–	6,291	6,291	–	–	$1,603	$13,565
Master Basic Value LLC	$293,015	$5,900[1]	–	$298,915	$298,915	$8,664	$21,711
Master Large Cap Growth Portfolio	$447,132	$12,352[1]	–	$459,484	$459,484	$11,739	$45,248
Master S&P 500 Index Series	–	$496,801[1]	–	$496,801	$496,801	$1,097	$2,256
Master Total Return Portfolio	$301,621	–	$87,545[2]	$214,076	$214,076	$10,309	$3,163
Master Value Opportunities LLC	$68,166	$91,742[1]	–	$159,908	$159,908	$974	$9,513

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net beneficial interest sold.

(b) Non-income producing security.

(c) Represents the current yield as of report date.

See Notes to Financial Statements.

34	BLACKROCK FUNDS II	OCTOBER 31, 2012

Schedule of Investments (concluded)	LifePath Active 2050 Portfolio

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,722,964	$1,629,184	–	$4,352,148

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2012, cash of $9,583 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2012	35

Statements of Assets and Liabilities

October 31, 2012	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio
Assets
Investments at value – affiliated[1]	$17,543,071	$20,538,179	$14,755,509	$19,327,148	$8,276,713	$11,912,905	$5,445,152	$4,352,148
Cash	9,785	9,658	9,345	9,353	8,404	9,113	9,084	9,583
Capital shares sold receivable	17,741	20,651	20,378	13,124	52,015	17,500	11,893	6,426
Receivable from Manager	9,764	11,896	11,304	11,575	10,123	10,845	12,062	12,749
Dividends receivable – affiliated	92	89	64	82	33	60	24	22
Prepaid expenses	14,576	12,990	13,052	13,327	12,370	13,613	12,205	12,483

Total assets	17,595,029	20,593,463	14,809,652	19,374,609	8,359,658	11,964,036	5,490,420	4,393,411

Liabilities
Capital shares redeemed payable	20,531	72,524	33,417	224,481	20,436	82,610	38,508	27,648
Professional fees payable	28,717	27,893	29,308	28,221	30,092	29,688	32,097	32,640
Custodian fees payable	11,910	11,828	11,881	12,834	11,890	11,849	11,809	11,821
Accounting fees payable	9,352	9,352	9,352	9,352	9,352	9,352	9,352	9,352
Printing fees payable	6,417	8,320	6,057	7,876	3,504	4,556	2,209	1,649
Service and distribution fees payable	5,327	6,022	4,402	5,942	2,360	3,522	1,590	1,334
Transfer agent fees payable	4,864	5,518	4,549	5,328	4,124	4,958	3,366	4,092
Officer’s and Trustees’ fees payable	1,235	1,179	1,258	1,190	1,227	1,199	1,275	1,270
Other affiliates payable	88	101	77	82	–	–	–	–
Other accrued expenses payable	1,015	1,252	1,114	1,367	820	1,017	887	831

Total liabilities	89,456	143,989	101,415	296,673	83,805	148,751	101,093	90,637

Net Assets	$17,505,573	$20,449,474	$14,708,237	$19,077,936	$8,275,853	$11,815,285	$5,389,327	$4,302,774

Net Assets Consist of
Paid-in capital	$15,763,549	$18,055,092	$13,077,533	$16,721,108	$6,945,916	$10,297,194	$4,752,238	$3,755,162
Undistributed net investment income	221,235	260,160	159,283	173,138	63,902	87,305	36,951	28,776
Accumulated net realized gain	464,101	561,023	399,091	644,588	336,928	336,886	119,352	149,936
Net unrealized appreciation/depreciation	1,056,688	1,573,199	1,072,330	1,539,102	929,107	1,093,900	480,786	368,900

Net Assets	$17,505,573	$20,449,474	$14,708,237	$19,077,936	$8,275,853	$11,815,285	$5,389,327	$4,302,774

[1] Investments at cost – affiliated	$16,486,383	$18,964,980	$13,683,179	$17,788,046	$7,347,606	$10,819,005	$4,964,366	$3,983,248

See Notes to Financial Statements.

36	BLACKROCK FUNDS II	OCTOBER 31, 2012

Statements of Assets and Liabilities (concluded)

October 31, 2012	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio
Net Asset Value

Class K1

Net assets	$138,682	$594,192	$183,736	$431,710	$233,533	$401,356	$221,828	$137,251

Shares outstanding[2]	12,935	56,216	18,085	43,359	23,201	40,296	21,369	14,529

Net asset value	$10.72	$10.57	$10.16	$9.96	$10.07	$9.96	$10.38	$9.45

Investor A

Net assets	$9,189,438	$11,084,326	$7,931,619	$9,342,678	$4,794,416	$6,202,804	$2,641,131	$2,000,346

Shares outstanding[2]	864,853	1,056,558	786,184	946,962	480,743	629,199	257,974	214,020

Net asset value	$10.63	$10.49	$10.09	$9.87	$9.97	$9.86	$10.24	$9.35

Class R

Net assets	$8,177,453	$8,770,956	$6,592,882	$9,303,548	$3,247,904	$5,211,125	$2,526,368	$2,165,177

Shares outstanding[2]	769,703	842,633	657,594	947,707	327,536	530,303	248,659	232,501

Net asset value	$10.62	$10.41	$10.03	$9.82	$9.92	$9.83	$10.16	$9.31
1 On November 27, 2012, each Fund’s Institutional Shares were redesignated as Class K Shares. [2] Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2012	37

Statements of Operations

Year Ended October 31, 2012	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio
Investment Income
Dividends – affiliated	$128,351	$162,547	$112,152	$161,332	$91,353	$101,471	$44,359	$39,390
Net investment income allocated from affiliated Master Portfolios:
Income	341,937	400,096	241,179	265,420	76,078	98,058	48,642	32,783
Expenses	(41,587)	(49,947)	(31,699)	(37,941)	(14,084)	(17,493)	(9,194)	(6,383)
Total income	428,701	512,696	321,632	388,811	153,347	182,036	83,807	65,790

Fund Expenses
Registration	37,710	38,310	37,446	38,281	37,312	37,315	36,819	36,758
Professional	34,619	36,452	33,685	35,737	31,949	32,446	31,703	31,673
Service and distribution – Class R	31,296	39,654	27,456	40,846	15,398	19,808	12,064	8,950
Service – Investor A	20,715	25,049	16,937	21,140	11,631	13,980	4,943	4,139
Accounting	15,603	15,603	15,603	15,603	15,603	15,603	15,603	15,603
Custodian	13,008	12,902	12,979	12,979	12,979	12,945	12,873	12,873
Printing.	11,986	16,145	10,783	14,780	6,977	8,677	4,226	3,491
Officer and Trustees	6,075	6,112	6,010	6,082	5,855	5,857	5,761	5,731
Administration	11,007	13,764	9,322	12,774	5,962	7,359	3,424	2,661
Administration – Class K1	28	97	35	97	52	62	43	25
Administration – Investor A	2,075	2,507	1,696	2,117	1,164	1,400	494	414
Administration – Class R	1,567	1,984	1,375	2,044	771	991	604	448
Transfer agent – Class K1	273	559	330	445	398	397	548	322
Transfer agent – Investor A	14,313	17,633	13,744	15,039	11,602	14,906	8,030	10,509
Transfer agent – Class R	9,692	11,087	9,921	13,281	10,134	12,786	9,892	11,986
Miscellaneous	9,890	9,969	9,833	9,952	9,769	9,802	9,724	9,680
Total expenses	219,857	247,827	207,155	241,197	177,556	194,334	156,751	155,263
Less administration fees waived	(11,007)	(13,764)	(9,322)	(12,774)	(5,962)	(7,359)	(3,424)	(2,661)
Less administration fees waived – Class K1	(28)	(97)	(35)	(97)	(52)	(62)	(43)	(25)
Less administration fees waived – Investor A	(22)	–	(267)	–	(785)	(1,295)	(494)	(414)
Less administration fees waived – Class R	–	–	(61)	–	(634)	(861)	(604)	(448)
Less transfer agent fees waived – Class K1	(15)	(9)	(15)	(17)	(17)	(17)	(27)	(20)
Less transfer agent fees waived – Investor A	–	–	(5)	–	(102)	(162)	(134)	(131)
Less transfer agent fees waived – Class R	–	–	–	–	(41)	(35)	(26)	(28)
Less transfer agent fees reimbursed – Class K1	(258)	(550)	(315)	(428)	(381)	(380)	(521)	(302)
Less transfer agent fees reimbursed – Investor A	–	–	(1)	–	(449)	(820)	(2,951)	(6,236)
Less transfer agent fees reimbursed – Class R	–	–	–	–	(3,151)	(3,660)	(4,073)	(7,648)
Less expenses reimbursed by Manager	(128,891)	(135,493)	(126,339)	(133,414)	(120,444)	(122,645)	(116,709)	(115,809)
Total expenses after fees waived and reimbursed	79,636	97,914	70,795	94,467	45,538	57,038	27,745	21,541
Net investment income	349,065	414,782	250,837	294,344	107,809	124,998	56,062	44,249

Realized and Unrealized Gain
Net realized gain from:
Investments – affiliated	93,153	94,030	59,427	47,737	72,405	34,781	3,138	7,987
Capital gain distributions received from affiliated investment companies	39,286	49,415	34,515	55,463	36,265	39,506	8,226	14,185
Allocation from affiliated Master Portfolios	297,398	376,515	268,443	365,093	171,371	230,967	112,725	81,891
	429,837	519,960	362,385	468,293	280,041	305,254	124,089	104,063
Net change in unrealized appreciation/depreciation on:
Investments – affiliated	339,478	509,754	365,946	610,635	307,365	381,517	202,356	153,019
Allocation from affiliated Master Portfolios	204,954	249,342	143,574	134,586	59,553	8,054	37,717	9,272
	544,432	759,096	509,520	745,221	366,918	389,571	240,073	162,291
Total realized and unrealized gain	974,269	1,279,056	871,905	1,213,514	646,959	694,825	364,162	266,354
Net Increase in Net Assets Resulting from Operations	$1,323,334	$1,693,838	$1,122,742	$1,507,858	$754,768	$819,823	$420,224	$310,603

1 On November 27, 2012, each Fund’s Institutional Shares were redesignated as Class K Shares.

See Notes to Financial Statements.

38	BLACKROCK FUNDS II	OCTOBER 31, 2012

Statements of Changes in Net Assets

	LifePath Active 2015 Portfolio		LifePath Active 2020 Portfolio		LifePath Active 2025 Portfolio
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
Increase in Net Assets:	2012	2011	2012	2011	2012	2011
Operations
Net investment income	$349,065	$304,078	$414,782	$321,009	$250,837	$180,033
Net realized gain	429,837	824,918	519,960	1,177,942	362,385	755,127
Net change in unrealized appreciation/depreciation	544,432	(603,006)	759,096	(716,876)	509,520	(507,514)

Net increase in net assets resulting from operations	1,323,334	525,990	1,693,838	782,075	1,122,742	427,646

Dividends and Distributions to Shareholders From[1]
Net investment income:
Class K2	(3,084)	(1,807)	(9,546)	(5,871)	(3,267)	(1,734)
Investor A	(233,212)	(118,476)	(237,302)	(160,104)	(141,264)	(69,421)
Class R	(138,705)	(109,718)	(173,153)	(99,027)	(90,469)	(88,847)
Net realized gain:
Class K2	(3,101)	–	(9,483)	–	(5,726)	–
Investor A	(266,415)	–	(277,514)	–	(289,733)	–
Class R	(187,188)	–	(224,180)	–	(233,299)	–

Decrease in net assets resulting from dividends and distributions to shareholders	(831,705)	(230,001)	(931,178)	(265,002)	(763,758)	(160,002)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	2,024,009	3,561,619	1,767,193	2,052,265	2,609,533	907,054

Net Assets
Total increase in net assets	2,515,638	3,857,608	2,529,853	2,569,338	2,968,517	1,174,698
Beginning of year	14,989,935	11,132,327	17,919,621	15,350,283	11,739,720	10,565,022

End of year	$17,505,573	$14,989,935	$20,449,474	$17,919,621	$14,708,237	$11,739,720

Undistributed net investment income	$221,235	$254,936	$260,160	$272,396	$159,283	$147,470

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.
[2]	On November 27, 2012, each Fund’s Institutional Shares were redesignated as Class K Shares.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2012	39

Statements of Changes in Net Assets (continued)

	LifePath Active 2030 Portfolio		LifePath Active 2035 Portfolio		LifePath Active 2040 Portfolio
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2012	2011	2012	2011	2012	2011
Operations
Net investment income	$294,344	$191,513	$107,809	$55,507	$124,998	$64,040
Net realized gain	468,293	1,117,268	280,041	506,322	305,254	565,445
Net change in unrealized appreciation/depreciation	745,221	(601,325)	366,918	(240,885)	389,571	(259,268)

Net increase in net assets resulting from operations	1,507,858	707,456	754,768	320,944	819,823	370,217

Dividends and Distributions to Shareholders From[1]
Net investment income:
Class K2	(8,515)	(4,898)	(3,180)	(1,846)	(3,272)	(2,448)
Investor A	(149,990)	(75,252)	(58,797)	(26,519)	(58,230)	(30,231)
Class R	(116,496)	(74,851)	(23,024)	(23,637)	(26,498)	(21,323)
Net realized gain:
Class K2	(18,664)	–	(3,621)	–	(8,253)	–
Investor A	(402,158)	–	(89,889)	–	(208,658)	–
Class R	(382,863)	–	(59,977)	–	(136,750)	–

Decrease in net assets resulting from dividends and distributions to shareholders	(1,078,686)	(155,001)	(238,488)	(52,002)	(441,661)	(54,002)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	2,821,971	421,725	(598,943)	572,942	2,599,504	200,250

Net Assets
Total increase (decrease) in net assets	3,251,143	974,180	(82,663)	841,884	2,977,666	516,465
Beginning of year	15,826,793	14,852,613	8,358,516	7,516,632	8,837,619	8,321,154

End of year	$19,077,936	$15,826,793	$8,275,853	$8,358,516	$11,815,285	$8,837,619

Undistributed net investment income	$173,138	$155,118	$63,902	$37,562	$87,305	$47,908

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.
[2]	On November 27, 2012, each Fund’s Institutional Shares were redesignated as Class K Shares.

See Notes to Financial Statements.

40	BLACKROCK FUNDS II	OCTOBER 31, 2012

Statements of Changes in Net Assets (concluded)

	LifePath Active 2045 Portfolio		LifePath Active 2050 Portfolio
	Year Ended October 31,		Year Ended October 31,
Increase in Net Assets:	2012	2011	2012	2011
Operations
Net investment income	$56,062	$21,743	$44,249	$19,010
Net realized gain	124,089	186,032	104,063	188,004
Net change in unrealized appreciation/depreciation	240,073	(97,076)	162,291	(83,176)

Net increase in net assets resulting from operations	420,224	110,699	310,603	123,838

Dividends and Distributions to Shareholders From[1]
Net investment income:
Class K2	(2,034)	(441)	(1,380)	(1,814)
Investor A	(16,317)	(8,075)	(15,905)	(8,145)
Class R	(16,649)	(13,985)	(12,715)	(11,441)
Net realized gain:
Class K2	(2,311)	–	(3,601)	(577)
Investor A	(26,461)	–	(57,696)	(4,066)
Class R	(37,592)	–	(67,688)	(6,759)

Decrease in net assets resulting from dividends and distributions to shareholders	(101,364)	(22,501)	(158,985)	(32,802)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	1,113,262	789,248	1,013,384	339,205

Net Assets
Total increase in net assets	1,432,122	877,446	1,165,002	430,241
Beginning of year	3,957,205	3,079,759	3,137,772	2,707,531

End of year	$5,389,327	$3,957,205	$4,302,774	$3,137,772

Undistributed net investment income	$36,951	$15,840	$28,776	$13,452

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.
[2]	On November 27, 2012, each Fund’s Institutional Shares were redesignated as Class K Shares.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2012	41

Financial Highlights	LifePath Active 2015 Portfolio

	Class K1					Investor A
	Year Ended October 31,					Year Ended October 31,
	2012	2011	2010	2009	2008	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$10.37	$10.12	$8.97	$7.78	$10.76	$10.28	$10.05	$8.92	$7.73	$10.74
Net investment income[2]	0.30	0.27	0.26	0.38	0.27	0.26	0.23	0.22	0.22	0.24
Net realized and unrealized gain (loss)	0.70	0.19	1.08	1.03	(3.10)	0.70	0.18	1.08	1.17	(3.11)
Net increase (decrease) from investment operations	1.00	0.46	1.34	1.41	(2.83)	0.96	0.41	1.30	1.39	(2.87)
Dividends and distributions from:[3]
Net investment income	(0.32)	(0.21)	(0.19)	(0.22)	(0.08)	(0.28)	(0.18)	(0.17)	(0.20)	(0.07)
Net realized gain	(0.33)	–	–	–	(0.07)	(0.33)	–	–	–	(0.07)
Total dividends and distributions	(0.65)	(0.21)	(0.19)	(0.22)	(0.15)	(0.61)	(0.18)	(0.17)	(0.20)	(0.14)
Net asset value, end of year	$10.72	$10.37	$10.12	$8.97	$7.78	$10.63	$10.28	$10.05	$8.92	$7.73

Total Investment Return[4]
Based on net asset value	10.31%	4.56%[5]	15.09%[6]	18.78%	(26.66)%	9.96%	4.10%[5]	14.69%[6]	18.52%	(27.03)%

Ratios to Average Net Assets
Total expenses	1.50%[7]	1.51%[8]	1.55%[9]	3.10%[10]	5.03%[11]	1.69%[7]	1.62%[8]	1.70%[9]	2.81%[10]	5.34%[11]
Total expenses after fees waived and reimbursed	0.28%[7]	0.27%[8]	0.10%[9]	0.12%[10]	0.10%[11]	0.73%[7]	0.65%[8]	0.47%[9]	0.50%[10]	0.46%[11]
Net investment income	2.88%[7]	2.61%[8]	2.70%[9]	4.86%[10]	2.77%[11]	2.50%[7]	2.23%[8]	2.31%[9]	2.80%[10]	2.46%[11]

Supplemental Data
Net assets, end of year (000)	$139	$96	$54	$45	$50	$9,189	$8,594	$5,429	$3,437	$1,511
Portfolio turnover	87%	112%	98%	57%	52%	87%	112%	98%	57%	52%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
[2]	Based on average shares outstanding.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Investor A Shares total return.
[6]

Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.86% and 14.46% for the Class K and Investor A Shares, respectively.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.33%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.43%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.55%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

42	BLACKROCK FUNDS II	OCTOBER 31, 2012

Financial Highlights (concluded)	LifePath Active 2015 Portfolio

	Class R
	Year Ended October 31,
	2012		2011		2010		2009		2008
Per Share Operating Performance
Net asset value, beginning of year	$10.26		$10.04		$8.91		$7.74		$10.72
Net investment income[1]	0.23		0.20		0.18		0.20		0.20
Net realized and unrealized gain (loss)	0.70		0.18		1.09		1.15		(3.08)
Net increase (decrease) from investment operations.	0.93		0.38		1.27		1.35		(2.88)
Dividends and distributions from:[2]
Net investment income	(0.24)		(0.16)		(0.14)		(0.18)		(0.03)
Net realized gain	(0.33)		–		–		–		(0.07)
Total dividends and distributions	(0.57)		(0.16)		(0.14)		(0.18)		(0.10)
Net asset value, end of year.	$10.62		$10.26		$10.04		$8.91		$7.74

Total Investment Return[3]
Based on net asset value	9.59%		3.76%	[4]	14.36%	[5]	17.92%		(27.11)%

Ratios to Average Net Assets
Total expenses.	1.91%	[6]	1.92%	[7]	2.06%	[8]	3.19%	[9]	4.59% [10]
Total expenses after fees waived and reimbursed.	0.96%	[6]	0.97%	[7]	0.81%	[8]	0.84%	[9]	0.75% [10]
Net investment income	2.21%	[6]	1.92%	[7]	1.96%	[8]	2.51%	[9]	2.08% [10]

Supplemental Data
Net assets, end of year (000)	$8,177		$6,299		$5,649		$3,793		$1,984
Portfolio turnover	87%		112%		98%		57%		52%

[1]	Based on average shares outstanding.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.13%.
[6]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.33%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.43%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.55%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2012	43

Financial Highlights	LifePath Active 2020 Portfolio

	Class K1									Investor A
	Year Ended October 31,									Year Ended October 31,
	2012		2011		2010		2009		2008	2012		2011		2010		2009		2008
Per Share Operating Performance
Net asset value, beginning of year	$10.16		$9.90		$8.75		$7.57		$10.84	$10.08		$9.84		$8.71		$7.53		$10.82
Net investment income[2]	0.28		0.25		0.23		0.23		0.24	0.24		0.20		0.19		0.20		0.23
Net realized and unrealized gain (loss)	0.71		0.22		1.09		1.15		(3.38)	0.71		0.22		1.09		1.16		(3.40)
Net increase (decrease) from investment operations	0.99		0.47		1.32		1.38		(3.14)	0.95		0.42		1.28		1.36		(3.17)
Dividends and distributions from:[3]
Net investment income	(0.29)		(0.21)		(0.17)		(0.20)		(0.06)	(0.25)		(0.18)		(0.15)		(0.18)		(0.05)
Net realized gain	(0.29)		–		–		–		(0.07)	(0.29)		–		–		–		(0.07)
Total dividends and distributions	(0.58)		(0.21)		(0.17)		(0.20)		(0.13)	(0.54)		(0.18)		(0.15)		(0.18)		(0.12)
Net asset value, end of year	$10.57		$10.16		$9.90		$8.75		$7.57	$10.49		$10.08		$9.84		$8.71		$7.53

Total Investment Return[4]
Based on net asset value	10.41%		4.78%	[5]	15.26%	[6]	18.89%		(29.30)%	9.98%		4.24%	[5]	14.78%	[6]	18.56%		(29.58)%

Ratios to Average Net Assets
Total expenses	1.25%	[7]	1.26%	[8]	1.21%	[9]	2.05%	[10]	3.50% [11]	1.54%	[7]	1.52%	[8]	1.52%	[9]	2.31%	[10]	3.68% [11]
Total expenses after fees waived and reimbursed	0.27%	[7]	0.25%	[8]	0.11%	[9]	0.13%	[10]	0.08% [11]	0.72%	[7]	0.68%	[8]	0.55%	[9]	0.55%	[10]	0.43% [11]
Net investment income	2.75%	[7]	2.40%	[8]	2.50%	[9]	3.04%	[10]	2.41% [11]	2.35%	[7]	1.97%	[8]	2.05%	[9]	2.54%	[10]	2.32% [11]

Supplemental Data
Net assets, end of year (000)	$594		$326		$262		$223		$193	$11,084		$9,994		$8,433		$4,926		$2,967
Portfolio turnover	68%		138%		106%		44%		55%	68%		138%		106%		44%		55%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
[2]	Based on average shares outstanding.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Investor A Shares total return.
[6]

Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.15% and 14.54% for the Class K and Investor A Shares, respectively.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.36%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.47%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.56%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

44	BLACKROCK FUNDS II	OCTOBER 31, 2012

Financial Highlights (concluded)	LifePath Active 2020 Portfolio

	Class R
	Year Ended October 31,
	2012		2011		2010		2009		2008
Per Share Operating Performance
Net asset value, beginning of year	$10.01		$9.77		$8.65		$7.50		$10.80
Net investment income[1]	0.21		0.17		0.16		0.16		0.18
Net realized and unrealized gain (loss)	0.70		0.22		1.09		1.16		(3.36)
Net increase (decrease) from investment operations	0.91		0.39		1.25		1.32		(3.18)
Dividends and distributions from:[2]
Net investment income	(0.22)		(0.15)		(0.13)		(0.17)		(0.05)
Net realized gain	(0.29)		–		–		–		(0.07)
Total dividends and distributions	(0.51)		(0.15)		(0.13)		(0.17)		(0.12)
Net asset value, end of year	$10.41		$10.01		$9.77		$8.65		$7.50

Total Investment Return[3]
Based on net asset value	9.67%		3.95%	[4]	14.53%	[5]	18.11%		(29.76)%

Ratios to Average Net Assets
Total expenses	1.75%	[6]	1.79%	[7]	1.84%	[8]	2.64%	[9]	4.30% [10]
Total expenses after fees waived and reimbursed	0.94%	[6]	0.96%	[7]	0.85%	[8]	0.87%	[9]	0.84% [10]
Net investment income	2.12%	[6]	1.69%	[7]	1.76%	[8]	2.08%	[9]	1.88% [10]

Supplemental Data
Net assets, end of year (000)	$8,771		$7,599		$6,655		$5,287		$1,914
Portfolio turnover	68%		138%		106%		44%		55%

[1]	Based on average shares outstanding.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.29%.
[6]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.36%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.47%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.56%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2012	45

Financial Highlights	LifePath Active 2025 Portfolio

	Class K1					Investor A
	Year Ended October 31,					Year Ended October 31,
	2012	2011	2010	2009	2008	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$9.95	$9.66	$8.50	$7.38	$11.00	$9.88	$9.60	$8.46	$7.35	$10.98
Net investment income[2]	0.25	0.22	0.20	0.20	0.22	0.21	0.17	0.15	0.16	0.17
Net realized and unrealized gain (loss)	0.70	0.27	1.10	1.06	(3.67)	0.70	0.27	1.10	1.07	(3.64)
Net increase (decrease) from investment operations	0.95	0.49	1.30	1.26	(3.45)	0.91	0.44	1.25	1.23	(3.47)
Dividends and distributions from:[3]
Net investment income	(0.27)	(0.20)	(0.14)	(0.14)	(0.09)	(0.23)	(0.16)	(0.11)	(0.12)	(0.08)
Net realized gain	(0.47)	–	–	–	(0.08)	(0.47)	–	–	–	(0.08)
Total dividends and distributions	(0.74)	(0.20)	(0.14)	(0.14)	(0.17)	(0.70)	(0.16)	(0.11)	(0.12)	(0.16)
Net asset value, end of year	$10.16	$9.95	$9.66	$8.50	$7.38	$10.09	$9.88	$9.60	$8.46	$7.35

Total Investment Return[4]
Based on net asset value	10.38%	5.05%[5]	15.41%[6]	17.55%	(31.85)%	9.98%	4.54%[5]	14.93%[6]	17.08%	(32.05)%

Ratios to Average Net Assets
Total expenses	1.60%[7]	1.64%[8]	1.59%[9]	3.05%[10]	6.13%[11]	1.82%[7]	1.85%[8]	1.79%[9]	3.10%[10]	6.13%[11]
Total expenses after fees waived and reimbursed	0.25%[7]	0.23%[8]	0.13%[9]	0.15%[10]	0.13%[11]	0.73%[7]	0.65%[8]	0.55%[9]	0.57%[10]	0.49%[11]
Net investment income	2.57%[7]	2.14%[8]	2.22%[9]	2.77%[10]	2.24%[11]	2.13%[7]	1.70%[8]	1.70%[9]	2.14%[10]	1.81%[11]

Supplemental Data
Net assets, end of year (000)	$184	$116	$64	$56	$76	$7,932	$6,181	$4,353	$2,354	$1,569
Portfolio turnover	76%	119%	116%	54%	80%	76%	119%	116%	54%	80%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
[2]	Based on average shares outstanding.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Investor A Shares total return.
[6]

Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.29% and 14.81% for the Class K and Investor A Shares, respectively.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.38%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.64%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.57%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

46	BLACKROCK FUNDS II	OCTOBER 31, 2012

Financial Highlights (concluded)	LifePath Active 2025 Portfolio

	Class R
	Year Ended October 31,
	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$9.80	$9.52	$8.41	$7.32	$10.95
Net investment income[1]	0.18	0.14	0.13	0.12	0.13
Net realized and unrealized gain (loss)	0.70	0.27	1.08	1.08	(3.61)
Net increase (decrease) from investment operations	0.88	0.41	1.21	1.20	(3.48)
Dividends and distributions from:[2]
Net investment income	(0.18)	(0.13)	(0.10)	(0.11)	(0.07)
Net realized gain	(0.47)	–	–	–	(0.08)
Total dividends and distributions	(0.65)	(0.13)	(0.10)	(0.11)	(0.15)
Net asset value, end of year	$10.03	$9.80	$9.52	$8.41	$7.32

Total Investment Return[3]
Based on net asset value	9.72%	4.35%[4]	14.47%[5]	16.75%	(32.20)%

Ratios to Average Net Assets
Total expenses	2.05%[6]	2.09%[7]	2.13%[8]	3.39%[9]	5.99%[10]
Total expenses after fees waived and reimbursed	0.96%[6]	0.95%[7]	0.86%[8]	0.89%[9]	0.80%[10]
Net investment income	1.87%[6]	1.42%[7]	1.49%[8]	1.61%[9]	1.41%[10]

Supplemental Data
Net assets, end of year (000)	$6,593	$5,443	$6,148	$4,502	$1,306
Portfolio turnover	76%	119%	116%	54%	80%
[1]	Based on average shares outstanding.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.35%.
[6]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.38%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.64%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.57%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2012	47

Financial Highlights	LifePath Active 2030 Portfolio

	Class K1									Investor A
	Year Ended October 31,									Year Ended October 31,
	2012		2011		2010		2009		2008	2012		2011		2010		2009		2008
Per Share Operating Performance
Net asset value, beginning of year	$9.76		$9.43		$8.25		$7.10		$11.09	$9.68		$9.35		$8.20		$7.07		$11.07
Net investment income[2]	0.22		0.17		0.16		0.13		0.13	0.18		0.13		0.12		0.10		0.11
Net realized and unrealized gain (loss)	0.71		0.31		1.13		1.11		(3.97)	0.69		0.31		1.12		1.09		(3.97)
Net increase (decrease) from investment operations	0.93		0.48		1.29		1.24		(3.84)	0.87		0.44		1.24		1.19		(3.86)
Dividends and distributions from:[3]
Net investment income	(0.23)		(0.15)		(0.11)		(0.09)		(0.06)	(0.18)		(0.11)		(0.09)		(0.06)		(0.05)
Net realized gain	(0.50)		–		–		–		(0.09)	(0.50)		–		–		–		(0.09)
Total dividends and distributions	(0.73)		(0.15)		(0.11)		(0.09)		(0.15)	(0.68)		(0.11)		(0.09)		(0.06)		(0.14)
Net asset value, end of year	$9.96		$9.76		$9.43		$8.25		$7.10	$9.87		$9.68		$9.35		$8.20		$7.07

Total Investment Return[4]
Based on net asset value	10.24%		5.04%	[5]	15.76%	[6]	17.83%		(34.98)%	9.72%		4.69%	[5]	15.17%	[7]	17.11%		(35.35)%

Ratios to Average Net Assets
Total expenses	1.22%	[8]	1.21%	[9]	1.34%	[10]	2.11%	[11]	4.95% [12]	1.53%	[8]	1.51%	[9]	1.62%	[10]	2.73%	[11]	4.94% [12]
Total expenses after fees waived and reimbursed	0.22%	[8]	0.20%	[9]	0.15%	[10]	0.18%	[11]	0.08% [12]	0.68%	[8]	0.62%	[9]	0.59%	[10]	0.65%	[11]	0.51% [12]
Net investment income	2.30%	[8]	1.74%	[9]	1.81%	[10]	1.62%	[11]	1.35% [12]	1.84%	[8]	1.32%	[9]	1.37%	[10]	1.37%	[11]	1.14% [12]

Supplemental Data
Net assets, end of year (000)	$432		$355		$302		$166		$24	$9,343		$8,008		$6,787		$4,223		$1,675
Portfolio turnover	73%		117%		114%		29%		62%	73%		117%		114%		29%		62%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
[2]	Based on average shares outstanding.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Investor A Shares total return.
[6]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.64%.
[7]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.
[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.45%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.59%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

48	BLACKROCK FUNDS II	OCTOBER 31, 2012

Financial Highlights (concluded)	LifePath Active 2030 Portfolio

	Class R
	Year Ended October 31,
	2012		2011		2010		2009		2008
Per Share Operating Performance
Net asset value, beginning of year	$9.62		$9.31		$8.16		$7.05		$11.05
Net investment income[1]	0.15		0.10		0.09		0.08		0.06
Net realized and unrealized gain (loss)	0.70		0.30		1.13		1.09		(3.93)
Net increase (decrease) from investment operations	0.85		0.40		1.22		1.17		(3.87)
Dividends and distributions from:[2]
Net investment income	(0.15)		(0.09)		(0.07)		(0.06)		(0.04)
Net realized gain	(0.50)		–		–		–		(0.09)
Total dividends and distributions	(0.65)		(0.09)		(0.07)		(0.06)		(0.13)
Net asset value, end of year	$9.82		$9.62		$9.31		$8.16		$7.05

Total Investment Return[3]
Based on net asset value	9.49%		4.25%	[4]	14.97%	[5]	16.81%		(35.44)%

Ratios to Average Net Assets
Total expenses	1.77%	[6]	1.80%	[7]	1.94%	[8]	3.04%	[9]	5.31% [10]
Total expenses after fees waived and reimbursed	0.91%	[6]	0.92%	[7]	0.88%	[8]	0.91%	[9]	0.89% [10]
Net investment income	1.59%	[6]	1.01%	[7]	1.04%	[8]	1.03%	[9]	0.70% [10]

Supplemental Data
Net assets, end of year (000)	$9,304		$7,463		$7,763		$5,039		$1,575
Portfolio turnover	73%		117%		114%		29%		62%

[1]	Based on average shares outstanding.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.85%.
[6]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.45%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.59%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2012	49

Financial Highlights	LifePath Active 2035 Portfolio

	Class K1									Investor A
	Year Ended October 31,									Year Ended October 31,
	2012		2011		2010		2009		2008	2012		2011		2010		2009		2008
Per Share Operating Performance
Net asset value, beginning of year	$9.46		$9.13		$7.98		$6.90		$11.04	$9.39		$9.07		$7.93		$6.86		$11.02
Net investment income[2]	0.18		0.12		0.12		0.10		0.14	0.14		0.07		0.08		0.07		0.09
Net realized and unrealized gain (loss)	0.77		0.31		1.12		1.03		(4.14)	0.74		0.32		1.12		1.02		(4.11)
Net increase (decrease) from investment operations	0.95		0.43		1.24		1.13		(4.00)	0.88		0.39		1.20		1.09		(4.02)
Dividends and distributions from:[3]
Net investment income	(0.16)		(0.10)		(0.09)		(0.05)		(0.05)	(0.12)		(0.07)		(0.06)		(0.02)		(0.05)
Net realized gain	(0.18)		–		–		–		(0.09)	(0.18)		–		–		–		(0.09)
Total dividends and distributions	(0.34)		(0.10)		(0.09)		(0.05)		(0.14)	(0.30)		(0.07)		(0.06)		(0.02)		(0.14)
Net asset value, end of year	$10.07		$9.46		$9.13		$7.98		$6.90	$9.97		$9.39		$9.07		$7.93		$6.86

Total Investment Return[4]
Based on net asset value	10.45%		4.73%	[5]	15.55%	[5]	16.48%		(36.63)%	9.71%		4.32%	[5]	15.21%	[5]	16.05%		(36.92)%

Ratios to Average Net Assets
Total expenses	1.98%	[6]	1.84%	[7]	2.19%	[8]	4.53%	[7]	9.29% [9]	2.29%	[6]	2.16%	[7]	2.36%	[8]	4.70%	[7]	8.89% [9]
Total expenses after fees waived and reimbursed	0.18%	[6]	0.17%	[7]	0.17%	[8]	0.19%	[7]	0.11% [9]	0.67%	[6]	0.60%	[7]	0.56%	[8]	0.63%	[7]	0.50% [9]
Net investment income	1.87%	[6]	1.23%	[7]	1.38%	[8]	1.39%	[7]	1.41% [9]	1.44%	[6]	0.77%	[7]	0.92%	[8]	1.06%	[7]	0.92% [9]

Supplemental Data
Net assets, end of year (000)	$234		$207		$70		$56		$32	$4,794		$4,878		$3,227		$1,774		$1,122
Portfolio turnover	76%		94%		115%		37%		67%	76%		94%		115%		37%		67%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
[2]	Based on average shares outstanding.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Investor A Shares total return.
[6]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

50	BLACKROCK FUNDS II	OCTOBER 31, 2012

Financial Highlights (concluded)	LifePath Active 2035 Portfolio

	Class R
	Year ended October 31,
	2012		2011		2010		2009		2008
Per Share Operating Performance
Net asset value, beginning of year	$9.31		$9.00		$7.89		$6.84		$11.00
Net investment income[1]	0.11		0.05		0.05		0.04		0.04
Net realized and unrealized gain (loss)	0.75		0.31		1.11		1.03		(4.08)
Net increase (decrease) from investment operations.	0.86		0.36		1.16		1.07		(4.04)
Dividends and distributions from:[2]
Net investment income	(0.07)		(0.05)		(0.05)		(0.02)		(0.03)
Net realized gain	(0.18)		–		–		–		(0.09)
Total dividends and distributions	(0.25)		(0.05)		(0.05)		(0.02)		(0.12)
Net asset value, end of year	$9.92		$9.31		$9.00		$7.89		$6.84

Total Investment Return[3]
Based on net asset value	9.53%		3.96%	[4]	14.76%	[5]	15.72%		(37.09)%

Ratios to Average Net Assets
Total expenses	2.62%	[6]	2.43%	[7]	2.85%	[8]	5.25%	[7]	9.63% [9]
Total expenses after fees waived and reimbursed	0.91%	[6]	0.91%	[7]	0.91%	[8]	0.94%	[7]	0.93% [9]
Net investment income	1.20%	[6]	0.48%	[7]	0.56%	[8]	0.58%	[7]	0.46% [9]

Supplemental Data
Net assets, end of year (000)	$3,248		$3,273		$4,219		$2,300		$582
Portfolio turnover	76%		94%		115%		37%		67%

[1]	Based on average shares outstanding.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.64%.
[6]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2012	51

Financial Highlights	LifePath Active 2040 Portfolio

	Class K1									Investor A
	Year Ended October 31,									Year Ended October 31,
	2012		2011		2010		2009		2008	2012		2011		2010		2009		2008
Per Share Operating Performance
Net asset value, beginning of year	$9.60		$9.25		$8.07		$6.96		$11.19	$9.50		$9.17		$8.01		$6.92		$11.17
Net investment income[2]	0.18		0.13		0.11		0.10		0.10	0.13		0.08		0.07		0.06		0.08
Net realized and unrealized gain (loss)	0.72		0.33		1.15		1.07		(4.17)	0.73		0.32		1.14		1.06		(4.18)
Net increase (decrease) from investment operations	0.90		0.46		1.26		1.17		(4.07)	0.86		0.40		1.21		1.12		(4.10)
Dividends and distributions from:[3]
Net investment income	(0.15)		(0.11)		(0.08)		(0.06)		(0.06)	(0.11)		(0.07)		(0.05)		(0.03)		(0.05)
Net realized gain	(0.39)		–		–		–		(0.10)	(0.39)		–		–		–		(0.10)
Total dividends and distributions	(0.54)		(0.11)		(0.08)		(0.06)		(0.16)	(0.50)		(0.07)		(0.05)		(0.03)		(0.15)
Net asset value, end of year	$9.96		$9.60		$9.25		$8.07		$6.96	$9.86		$9.50		$9.17		$8.01		$6.92

Total Investment Return[4]
Based on net asset value	10.01%		4.95%	[5]	15.67%	[6]	17.02%		(36.87)%	9.56%		4.30%	[5]	15.21%	[7]	16.38%		(37.16)%

Ratios to Average Net Assets
Total expenses	1.68%	[8]	1.78%	[9]	1.89%	[10]	3.82%	[11]	9.56% [12]	2.05%	[8]	2.16%	[9]	2.34%	[10]	4.41%	[11]	9.62% [12]
Total expenses after fees waived and reimbursed	0.18%	[8]	0.17%	[9]	0.17%	[10]	0.19%	[11]	0.12% [12]	0.68%	[8]	0.66%	[9]	0.66%	[10]	0.69%	[11]	0.59% [12]
Net investment income	1.81%	[8]	1.31%	[9]	1.32%	[10]	1.35%	[11]	1.07% [12]	1.38%	[8]	0.82%	[9]	0.84%	[10]	0.88%	[11]	0.86% [12]

Supplemental Data
Net assets, end of year (000)	$401		$224		$204		$111		$37	$6,203		$5,199		$4,621		$2,656		$1,126
Portfolio turnover	68%		99%		114%		29%		80%	68%		99%		114%		29%		80%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
[2]	Based on average shares outstanding.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Investor A Shares total return.
[6]	Includes payment received from affiliate, which had no impact on the Fund’s Class K Shares total return.
[7]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.08%.
[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.51%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

52	BLACKROCK FUNDS II	OCTOBER 31, 2012

Financial Highlights (concluded)	LifePath Active 2040 Portfolio

	Class R
	Year Ended October 31,
	2012		2011		2010		2009		2008
Per Share Operating Performance
Net asset value, beginning of year	$9.47		$9.14		$7.99		$6.92		$11.14
Net investment income[1]	0.10		0.05		0.06		0.04		0.03
Net realized and unrealized gain (loss)	0.73		0.33		1.13		1.06		(4.14)
Net increase (decrease) from investment operations	0.83		0.38		1.19		1.10		(4.11)
Dividends and distributions from:[2]
Net investment income	(0.08)		(0.05)		(0.04)		(0.03)		(0.01)
Net realized gain	(0.39)		–		–		–		(0.10)
Total dividends and distributions	(0.47)		(0.05)		(0.04)		(0.03)		(0.11)
Net asset value, end of year	$9.83		$9.47		$9.14		$7.99		$6.92

Total Investment Return[3]
Based on net asset value	9.20%		4.18%	[4]	14.93%	[5]	16.08%		(37.24)%

Ratios to Average Net Assets
Total expenses	2.35%	[6]	2.51%	[7]	2.83%	[8]	4.83%	[9]	9.66% [10]
Total expenses after fees waived and reimbursed	0.91%	[6]	0.91%	[7]	0.91%	[8]	0.93%	[9]	0.92% [10]
Net investment income	1.09%	[6]	0.56%	[7]	0.65%	[8]	0.52%	[9]	0.33% [10]

Supplemental Data
Net assets, end of year (000)	$5,211		$3,414		$3,496		$2,582		$532
Portfolio turnover	68%		99%		114%		29%		80%

[1]	Based on average shares outstanding.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.81%.
[6]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.51%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2012	53

Financial Highlights	LifePath Active 2045 Portfolio

	Class K1									Investor A
	Year Ended October 31,									Year Ended October 31,
	2012		2011		2010		2009		2008	2012		2011		2010		2009		2008
Per Share Operating Performance
Net asset value, beginning of year	$9.68		$9.32		$8.16		$7.02		$11.33	$9.55		$9.21		$8.08		$6.97		$11.30
Net investment income[2]	0.18		0.12		0.12		0.11		0.09	0.13		0.07		0.07		0.08		0.07
Net realized and unrealized gain (loss)	0.82		0.36		1.12		1.06		(4.24)	0.82		0.35		1.10		1.04		(4.26)
Net increase (decrease) from investment operations	1.00		0.48		1.24		1.17		(4.15)	0.95		0.42		1.17		1.12		(4.19)
Dividends and distributions from:[3]
Net investment income	(0.14)		(0.12)		(0.08)		(0.03)		(0.07)	(0.10)		(0.08)		(0.04)		(0.01)		(0.05)
Net realized gain	(0.16)		–		–		–		(0.09)	(0.16)		–		–		–		(0.09)
Total dividends and distributions	(0.30)		(0.12)		(0.08)		(0.03)		(0.16)	(0.26)		(0.08)		(0.04)		(0.01)		(0.14)
Net asset value, end of year	$10.38		$9.68		$9.32		$8.16		$7.02	$10.24		$9.55		$9.21		$8.08		$6.97

Total Investment Return[4]
Based on net asset value	10.76%		5.10%	[5]	15.20%	[5]	16.70%		(37.12)%	10.29%		4.50%	[5]	14.55%	[5]	16.13%		(37.48)%

Ratios to Average Net Assets
Total expenses	3.17%	[6]	4.10%	[7]	4.80%	[8]	9.92%	[7]	32.26% [9]	3.50%	[6]	4.24%	[7]	4.76%	[8]	9.55%	[7]	23.08% [9]
Total expenses after fees waived and reimbursed	0.20%	[6]	0.17%	[7]	0.17%	[8]	0.19%	[7]	0.10% [9]	0.70%	[6]	0.67%	[7]	0.67%	[8]	0.68%	[7]	0.61% [9]
Net investment income	1.82%	[6]	1.19%	[7]	1.33%	[8]	1.54%	[7]	0.97% [9]	1.33%	[6]	0.73%	[7]	0.83%	[8]	1.08%	[7]	0.80% [9]

Supplemental Data
Net assets, end of year (000)	$222		$133		$35		$23		$20	$2,641		$1,656		$950		$677		$538
Portfolio turnover	103%		82%		123%		49%		103%	103%		82%		123%		49%		103%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
[2]	Based on average shares outstanding.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Investor A Shares total return.
[6]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

54	BLACKROCK FUNDS II	OCTOBER 31, 2012

Financial Highlights (concluded)	LifePath Active 2045 Portfolio

	Class R
	Year Ended October 31,
	2012		2011		2010		2009		2008
Per Share Operating Performance
Net asset value, beginning of year	$9.48		$9.15		$8.04		$6.94		$11.28
Net investment income[1]	0.11		0.05		0.05		0.04		0.07
Net realized and unrealized gain (loss)	0.80		0.34		1.10		1.06		(4.26)
Net increase (decrease) from investment operations	0.91		0.39		1.15		1.10		(4.19)
Dividends and distributions from:[2]
Net investment income	(0.07)		(0.06)		(0.04)		–		(0.06)
Net realized gain	(0.16)		–		–		–		(0.09)
Total dividends and distributions	(0.23)		(0.06)		(0.04)		–		(0.15)
Net asset value, end of year	$10.16		$9.48		$9.15		$8.04		$6.94

Total Investment Return[3]
Based on net asset value	9.92%		4.24%	[4]	14.38%	[5]	15.85%		(37.62)%

Ratios to Average Net Assets
Total expenses	3.78%	[6]	4.41%	[7]	5.29%	[8]	10.42%	[7]	30.15% [9]
Total expenses after fees waived and reimbursed	0.94%	[6]	0.91%	[7]	0.91%	[8]	0.93%	[7]	0.86% [9]
Net investment income	1.10%	[6]	0.50%	[7]	0.55%	[8]	0.51%	[7]	0.71% [9]

Supplemental Data
Net assets, end of year (000)	$2,526		$2,168		$2,094		$890		$189
Portfolio turnover	103%		82%		123%		49%		103%

[1]	Based on average shares outstanding.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.25%.
[6]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2012	55

Financial Highlights	LifePath Active 2050 Portfolio

	Class K1					Investor A

	Year Ended October 31,					Year Ended October 31,
	2012	2011	2010	2009	2008	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$9.08	$8.79	$7.64	$6.73	$11.24	$8.99	$8.71	$7.58	$6.70	$11.21
Net investment income[2]	0.17	0.11	0.11	0.10	0.12	0.12	0.07	0.07	0.06	0.07
Net realized and unrealized gain (loss)	0.70	0.32	1.10	0.93	(4.46)	0.70	0.31	1.10	0.92	(4.43)
Net increase (decrease) from investment operations	0.87	0.43	1.21	1.03	(4.34)	0.82	0.38	1.17	0.98	(4.36)
Dividends and distributions from:[3]
Net investment income	(0.14)	(0.11)	(0.06)	(0.05)	(0.08)	(0.10)	(0.07)	(0.04)	(0.03)	(0.06)
Net realized gain	(0.36)	(0.03)	–	(0.07)	(0.09)	(0.36)	(0.03)	–	(0.07)	(0.09)
Total dividends and distributions	(0.50)	(0.14)	(0.06)	(0.12)	(0.17)	(0.46)	(0.10)	(0.04)	(0.10)	(0.15)
Net asset value, end of year	$9.45	$9.08	$8.79	$7.64	$6.73	$9.35	$8.99	$8.71	$7.58	$6.70

Total Investment Return[4]
Based on net asset value	10.20%	4.91%[5]	15.86%[5]	15.68%	(39.15)%	9.69%	4.39%[5]	15.42%[5]	14.94%	(39.37)%

Ratios to Average Net Assets
Total expenses	3.86%[6]	4.00%[7]	4.88%[8]	11.13%[8]	35.98%[9]	4.42%[6]	4.87%[7]	5.60%[8]	11.55%[8]	32.00%[9]
Total expenses after fees waived and reimbursed	0.18%[6]	0.17%[7]	0.17%[8]	0.20%[8]	0.15%[9]	0.68%[6]	0.67%[7]	0.67%[8]	0.70%[8]	0.67%[9]
Net investment income	1.88%[6]	1.21%[7]	1.36%[8]	1.48%[8]	1.26%[9]	1.35%[6]	0.73%[7]	0.83%[8]	0.85%[8]	0.77%[9]

Supplemental Data
Net assets, end of year (000)	$137	$76	$139	$104	$74	$2,000	$1,374	$1,063	$668	$157
Portfolio turnover	81%	96%	104%	34%	102%	81%	96%	104%	34%	102%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
[2]	Based on average shares outstanding.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Investor A Shares total return.
[6]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.53%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

56	BLACKROCK FUNDS II	OCTOBER 31, 2012

Financial Highlights (concluded)	LifePath Active 2050 Portfolio

	Class R
	Year Ended October 31,
	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$8.95	$8.68	$7.56	$6.70	$11.19
Net investment income[1]	0.10	0.04	0.05	0.04	0.05
Net realized and unrealized gain (loss)	0.69	0.32	1.09	0.92	(4.42)
Net increase (decrease) from investment operations	0.79	0.36	1.14	0.96	(4.37)
Dividends and distributions from:[2]
Net investment income	(0.07)	(0.06)	(0.02)	(0.03)	(0.03)
Net realized gain	(0.36)	(0.03)	–	(0.07)	(0.09)
Total dividends and distributions	(0.43)	(0.09)	(0.02)	(0.10)	(0.12)
Net asset value, end of year	$9.31	$8.95	$8.68	$7.56	$6.70

Total Investment Return[3]
Based on net asset value	9.32%	4.17%[4]	15.13%[4]	14.61%	(39.44)%

Ratios to Average Net Assets
Total expenses.	4.72%[5]	5.17%[6]	6.20%[7]	12.23%[7]	28.99%[8]
Total expenses after fees waived and reimbursed	0.92%[5]	0.91%[6]	0.91%[7]	0.94%[7]	0.94%[8]
Net investment income	1.12%[5]	0.48%[6]	0.58%[7]	0.56%[7]	0.55%[8]

Supplemental Data
Net assets, end of year (000)	$2,165	$1,688	$1,506	$885	$186
Portfolio turnover	81%	96%	104%	34%	102%
[1]	Based on average shares outstanding.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.53%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[6]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2012	57

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. LifePath Active 2015 Portfolio (formerly BlackRock Prepared Portfolio 2015), LifePath Active 2020 Portfolio (formerly BlackRock Prepared Portfolio 2020), LifePath Active 2025 Portfolio (formerly BlackRock Prepared Portfolio 2025), LifePath Active 2030 Portfolio (formerly BlackRock Prepared Portfolio 2030), LifePath Active 2035 Portfolio (formerly BlackRock Prepared Portfolio 2035), LifePath Active 2040 Portfolio (formerly BlackRock Prepared Portfolio 2040), LifePath Active 2045 Portfolio (formerly BlackRock Prepared Portfolio 2045) and LifePath Active 2050 Portfolio (formerly BlackRock Prepared Portfolio 2050) (collectively, the “Funds” or individually, a “Fund”) are each a series of the Trust. The Funds are classified as non-diversified. The Funds generally will invest in other registered investment companies (each an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in Master Portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). As of October 31, 2012, LifePath Active 2015 Portfolio’s, LifePath Active 2020 Portfolio’s and LifePath Active 2025 Portfolio’s investment in the Master Total Return Portfolio of Master Bond LLC (the “Master Total Return Portfolio”) was 43.5%, 38.6% and 31.6% respectively, of each Fund’s net assets. The financial statements of the Master Total Return Portfolio, including the Schedule of Investments, should be read in conjunction with LifePath Active 2015 Portfolio’s, LifePath Active 2020 Portfolio’s and LifePath Active 2025 Portfolio’s financial statements. The Master Total Return Portfolio’s financial statements, included in filings under Master Bond LLC, are available, without charge, on the SEC’s website at http://www.sec.gov. By owning shares of the Underlying Funds and investing in the Master Portfolios, each of the Funds indirectly invest, to varying degrees, in securities of US and non-US companies, including small and medium-sized companies, and in fixed income securities. Equity funds may also include funds that invest in real estate related and other similar securities. Fixed income funds may include funds that invest in domestic and non-US bonds, US Government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the Underlying Funds and Master Portfolios may invest in derivatives. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund offers multiple classes of shares. Class K Shares (formerly Institutional Shares) are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

On September 11, 2012, the Board of Trustees of the Trust (the “Board”) approved a change in the name of the Funds to LifePath Active Portfolios. The Board also determined to redesignate each Fund’s Institutional Shares as Class K Shares and launch a new Institutional Share Class. These changes became effective on November 27, 2012.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds fair value their financial instruments at market value. The BlackRock Global Valuation Methodologies Committee is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments. The market value of the Funds’ investments in the Underlying Funds is based on the published NAV of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. The Funds record their proportionate investment in the Master Portfolios at fair value which is based upon their pro rata ownership in the net assets of the Master Portfolios.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Funds record their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates. The portion of distributions that exceeds a Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Distributions in excess of a Fund’s taxable income and net capital gains, but not in excess of a Fund’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a non-taxable return of capital. Capital losses carried forward from years beginning before 2011 do not reduce earnings and profits, even if such carried forward losses offset current year realized gains. The character

58	BLACKROCK FUNDS II	OCTOBER 31, 2012

Notes to Financial Statements (continued)

and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended October 31, 2012. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In December 2011, the Financial Accounting Standards Board issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to a Fund and other shared expenses pro rated to a Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager does not receive any management fees from the Funds for its investment advisory services.

The Trust, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee

Investor A	0.25%	–
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Class R shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended October 31, 2012, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Class K	Investor A	Class R	Total
LifePath Active 2015 Portfolio	$15	$189	$57	$261
LifePath Active 2020 Portfolio	$9	$187	$68	$264
LifePath Active 2025 Portfolio	$15	$175	$62	$252
LifePath Active 2030 Portfolio	$17	$170	$67	$254
LifePath Active 2035 Portfolio	$17	$146	$44	$207
LifePath Active 2040 Portfolio	$17	$206	$38	$261
LifePath Active 2045 Portfolio	$27	$134	$26	$187
LifePath Active 2050 Portfolio	$20	$131	$28	$179

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager act as co-administrators for the Funds. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net

BLACKROCK FUNDS II	OCTOBER 31, 2012	59

Notes to Financial Statements (continued)

assets of each Fund. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of the average daily net assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of the average daily net assets in excess of $1 billion. In addition, BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class which are included in administration fees waived and administration fees waived – class specific in the Statements of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses as a percentage of average daily net assets to 0.00%, 0.50%, and 0.74% for Class K, Investor A, and Class R shares, respectively, of each Fund. The expense limits exclude interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses.

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2013 unless approved by the Board, including a majority of the Independent Trustees.

These amounts are included in administration fees waived and shown as administration fees waived – class specific, transfer agent fees waived – class specific, transfer agent fees reimbursed – class specific and expenses reimbursed by Manager, respectively, in the Statements of Operations. For the year ended October 31, 2012, the amounts included in administration fees waived were as follows:

LifePath Active 2015 Portfolio	$11,007
LifePath Active 2020 Portfolio	$13,764
LifePath Active 2025 Portfolio	$9,322
LifePath Active 2030 Portfolio	$12,774
LifePath Active 2035 Portfolio	$5,962
LifePath Active 2040 Portfolio	$7,359
LifePath Active 2045 Portfolio	$3,424
LifePath Active 2050 Portfolio	$2,661

Additionally, the Manager has agreed in perpetuity to an expense limit of 1.00%, 1.50%, and 1.74% for Class K, Investor A, and Class R shares, respectively, of each fund. This agreement has no effective termination date unless approved by the Board, including a majority of the Independent Trustees.

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the

Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund of which the share class is a part has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On October 31, 2012, the amounts subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2013	2014
LifePath Active 2015 Portfolio	$140,284	$140,221
LifePath Active 2020 Portfolio	$144,724	$149,913
LifePath Active 2025 Portfolio	$134,845	$136,360
LifePath Active 2030 Portfolio	$143,931	$146,730
LifePath Active 2035 Portfolio	$133,946	$132,018
LifePath Active 2040 Portfolio	$137,737	$137,296
LifePath Active 2045 Portfolio	$128,315	$129,006
LifePath Active 2050 Portfolio	$131,958	$133,722

The following waivers previously recorded by the Funds, which were subject to recoupment by the Manager, expired on October 31, 2012:

LifePath Active 2015 Portfolio	$120,835
LifePath Active 2020 Portfolio	$129,568
LifePath Active 2025 Portfolio	$121,203
LifePath Active 2030 Portfolio	$126,069
LifePath Active 2035 Portfolio	$115,227
LifePath Active 2040 Portfolio	$122,389
LifePath Active 2045 Portfolio	$109,246
LifePath Active 2050 Portfolio	$112,953

For the year ended October 31, 2012, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

LifePath Active 2015 Portfolio	$736
LifePath Active 2020 Portfolio	$1,075
LifePath Active 2025 Portfolio	$1,809
LifePath Active 2030 Portfolio	$1,275
LifePath Active 2035 Portfolio	$559
LifePath Active 2040 Portfolio	$502
LifePath Active 2045 Portfolio	$1,841
LifePath Active 2050 Portfolio	$272

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer.

60	BLACKROCK FUNDS II	OCTOBER 31, 2012

Notes to Financial Statements (continued)

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended October 31, 2012, were as follows:

	Purchases	Sales
LifePath Active 2015 Portfolio	$13,315,414	$12,496,155
LifePath Active 2020 Portfolio	$12,625,063	$12,246,866
LifePath Active 2025 Portfolio	$10,527,323	$9,247,636
LifePath Active 2030 Portfolio	$13,926,434	$12,265,880
LifePath Active 2035 Portfolio	$5,965,420	$7,001,288
LifePath Active 2040 Portfolio	$8,335,516	$6,529,450
LifePath Active 2045 Portfolio	$5,456,486	$4,603,520
LifePath Active 2050 Portfolio	$3,558,867	$2,834,188

4. Income Tax Information:

US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of October 31, 2012 attributable to foreign currency transactions and distributions received from a regulated investment company were reclassified to the following accounts:

	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio
Undistributed net investment income	$(7,765)	$(7,017)	$(4,024)
Accumulated net realized gain	$7,765	$7,017	$4,024

	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio
Undistributed net investment income	$(1,323)	$3,532	$2,399
Accumulated net realized gain	$1,323	$(3,532)	$(2,399)

	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio
Undistributed net investment income	$49	$1,075
Accumulated net realized gain	$(49)	$(1,075)

The tax character of distributions paid during the fiscal years ended October 31, 2012 and October 31, 2011 was as follows:

	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio
Ordinary income
10/31/12	$577,510	$538,153	$511,681
10/31/11	$230,001	$265,002	$160,002
Long-term capital gains
10/31/12	254,195	393,025	252,077
Total
10/31/12	$831,705	$931,178	$763,758

10/31/11	$230,001	$265,002	$160,002

	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio
Ordinary income
10/31/12	$772,985	$130,899	$315,849
10/31/11	$155,001	$52,002	$54,002
Long-term capital gains
10/31/12	305,701	107,589	125,812
Total
10/31/12	$1,078,686	$238,488	$441,661

10/31/11	$155,001	$52,002	$54,002

	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio
Ordinary income
10/31/12	$56,501	$121,371
10/31/11	$22,501	$21,400
Long-term capital gains
10/31/12	44,863	37,614
10/31/11	–	11,402
Total
10/31/12	$101,364	$158,985

10/31/11	$22,501	$32,802

As of October 31, 2012, the tax components of accumulated net earnings were as follows:

	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio
Undistributed ordinary income	$292,971	$370,058	$216,820
Undistributed long-term capital gains	205,743	257,897	165,430
Net unrealized gains[1]	1,243,310	1,766,427	1,248,454
Total	$1,742,024	$2,394,382	$1,630,704

	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio
Undistributed ordinary income	$254,167	$99,239	$110,649
Undistributed long-term capital gains	237,341	160,090	152,394
Net unrealized gains[1]	1,865,320	1,070,608	1,255,048
Total	$2,356,828	$1,329,937	$1,518,091

	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio
Undistributed ordinary income	$45,728	$44,459
Undistributed long-term capital gains	42,485	47,237
Net unrealized gains[1]	548,876	455,916
Total	$637,089	$547,612

[1]	The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.

BLACKROCK FUNDS II	OCTOBER 31, 2012	61

Notes to Financial Statements (continued)

As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio	LifePath Active 2030 Portfolio
Tax cost	$16,299,761	$18,771,752	$13,507,055	$17,461,828

Gross unrealized appreciation	$1,978,470	$2,646,745	$1,898,822	$2,534,107
Gross unrealized depreciation	(735,160)	(880,318)	(650,368)	(668,787)

Net unrealized appreciation	$1,243,310	$1,766,427	$1,248,454	$1,865,320

	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio
Tax cost	$7,206,105	$10,657,855	$4,896,276	$3,896,232
Gross unrealized appreciation	$1,347,818	$1,654,646	$740,213	$591,749
Gross unrealized depreciation	(277,210)	(399,598)	(191,337)	(135,833)
Net unrealized appreciation	$1,070,608	$1,255,048	$548,876	$455,916

5. Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2012 and was subsequently renewed until November 2013. The Funds may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010 to November 2011, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month London Interbank Offered Rate (“LIBOR”) plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2010. The credit agreement, which expired in November 2011, was renewed until November 2012. Effective November 2011 to November 2012, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds’ based on their net assets as of October 31, 2011. The Funds did not borrow under the credit agreement during the year ended October 31, 2012.

6. Market and Credit Risk:

In the normal course of business, through their investments in the Underlying Funds and Master Portfolios, the Funds enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

62	BLACKROCK FUNDS II	OCTOBER 31, 2012

Notes to Financial Statements (continued)

7. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended October 31, 2012		Year Ended October 31, 2011
LifePath Active 2015 Portfolio	Shares	Amount	Shares	Amount
Class K
Shares sold	3,357	$34,984	5,842	$ 60,104
Shares issued in reinvestment of dividends and distributions	360	3,486	136	1,389
Shares redeemed	(61)	(629)	(1,999)	(21,073)

Net increase	3,656	$37,841	3,979	$ 40,420

Investor A
Shares sold	332,415	$ 3,431,287	493,727	$ 5,100,091
Shares issued in reinvestment of dividends and distributions	51,210	493,147	11,593	118,138
Shares redeemed	(354,476)	(3,592,487)	(209,753)	(2,156,794)

Net increase	29,149	$ 331,947	295,567	$ 3,061,435

Class R
Shares sold	399,013	$ 4,151,002	409,447	$ 4,227,208
Shares issued in reinvestment of dividends and distributions	33,689	324,760	10,736	109,406
Shares redeemed	(276,740)	(2,821,541)	(369,194)	(3,876,850)

Net increase	155,962	$ 1,654,221	50,989	$ 459,764

Total Net Increase	188,767	$ 2,024,009	350,535	$ 3,561,619

LifePath Active 2020 Portfolio
Class K
Shares sold	22,370	$233,264	5,236	$53,383
Shares issued in reinvestment of dividends and distributions	1,832	17,454	521	5,246
Shares redeemed	(114)	(1,118)	(101)	(1,010)

Net increase	24,088	$249,600	5,656	$57,619

Investor A
Shares sold	349,400	$ 3,548,515	803,868	$ 8,168,536
Shares issued in reinvestment of dividends and distributions	53,486	508,122	15,824	158,712
Shares redeemed	(337,320)	(3,378,170)	(685,627)	(7,146,354)

Net increase	65,566	$ 678,467	134,065	$ 1,180,894

Class R
Shares sold	414,458	$ 4,136,663	577,503	$ 5,893,732
Shares issued in reinvestment of dividends and distributions	41,981	396,302	9,853	98,233
Shares redeemed	(373,138)	(3,693,839)	(509,552)	(5,178,213)

Net increase	83,301	$ 839,126	77,804	$ 813,752

Total Net Increase	172,955	$ 1,767,193	217,525	$ 2,052,265

BLACKROCK FUNDS II	OCTOBER 31, 2012	63

Notes to Financial Statements (continued)

	Year Ended October 31, 2012		Year Ended October 31, 2011
LifePath Active 2025 Portfolio	Shares	Amount	Shares	Amount

Class K
Shares sold	9,659	$95,382	5,467	$54,170
Shares issued in reinvestment of dividends and distributions	638	5,844	135	1,341
Shares redeemed	(3,828)	(37,358)	(594)	(5,902)

Net increase	6,469	$63,868	5,008	$49,609

Investor A
Shares sold	329,243	$3,240,747	410,488	$4,111,171
Shares issued in reinvestment of dividends and distributions	45,758	417,770	6,766	66,711
Shares redeemed	(214,147)	(2,096,966)	(245,524)	(2,420,315)

Net increase	160,854	$1,561,551	171,730	$1,757,567

Class R
Shares sold	376,975	$3,663,452	236,248	$2,361,862
Shares issued in reinvestment of dividends and distributions	35,474	322,459	9,039	88,580
Shares redeemed	(310,205)	(3,001,797)	(335,425)	(3,350,564)

Net increase (decrease)	102,244	$984,114	(90,138)	$(900,122)

Total Net Increase	269,567	$2,609,533	86,600	$907,054

LifePath Active 2030 Portfolio
Class K
Shares sold	5,870	$56,827	10,571	$107,102
Shares issued in reinvestment of dividends and distributions	2,386	21,447	382	3,740
Shares redeemed	(1,303)	(11,993)	(6,607)	(68,630)

Net increase	6,953	$66,281	4,346	$42,212

Investor A
Shares sold	432,364	$4,149,324	593,001	$5,914,126
Shares issued in reinvestment of dividends and distributions	58,192	520,232	7,308	71,172
Shares redeemed	(371,105)	(3,538,664)	(498,418)	(5,002,088)

Net increase	119,451	$1,130,892	101,891	$983,210

Class R
Shares sold	428,480	$4,080,711	384,124	$3,803,407
Shares issued in reinvestment of dividends and distributions	55,899	498,066	7,691	74,678
Shares redeemed	(312,397)	(2,953,979)	(450,333)	(4,481,782)

Net increase (decrease)	171,982	$1,624,798	(58,518)	$(603,697)

Total Net Increase	298,386	$2,821,971	47,719	$421,725

64	BLACKROCK FUNDS II	OCTOBER 31, 2012

Notes to Financial Statements (continued)

	Year Ended October 31, 2012		Year Ended October 31, 2011
LifePath Active 2035 Portfolio	Shares	Amount	Shares	Amount
Class K
Shares sold	3,637	$35,563	27,755	$264,043
Shares issued in reinvestment of dividends and distributions	563	5,114	168	1,618
Shares redeemed	(2,875)	(27,154)	(13,700)	(134,759)
Net increase	1,325	$13,523	14,223	$130,902

Investor A
Shares sold	221,281	$2,135,696	275,419	$2,713,194
Shares issued in reinvestment of dividends and distributions	16,389	148,153	2,763	26,446
Shares redeemed	(276,653)	(2,671,883)	(114,340)	(1,124,270)
Net increase (decrease)	(38,983)	$(388,034)	163,842	$1,615,370

Class R
Shares sold	192,060	$1,824,410	225,351	$2,167,097
Shares issued in reinvestment of dividends and distributions	9,167	82,497	2,473	23,542
Shares redeemed	(225,228)	(2,131,339)	(345,298)	(3,363,969)
Net decrease	(24,001)	$(224,432)	(117,474)	$(1,173,330)

Total Net Increase (Decrease)	(61,659)	$(598,943)	60,591	$572,942

LifePath Active 2040 Portfolio
Class K
Shares sold	18,311	$181,381	2,375	$23,452
Shares issued in reinvestment of dividends and distributions	1,143	10,282	228	2,229
Shares redeemed	(2,523)	(23,962)	(1,303)	(13,339)
Net increase	16,931	$167,701	1,300	$12,342

Investor A
Shares sold	261,567	$2,508,310	273,791	$2,703,163
Shares issued in reinvestment of dividends and distributions	29,819	266,888	3,120	30,230
Shares redeemed	(209,277)	(1,972,622)	(233,929)	(2,286,789)
Net increase	82,109	$802,576	42,982	$446,604

Class R
Shares sold	356,797	$3,421,624	264,837	$2,565,369
Shares issued in reinvestment of dividends and distributions	18,177	162,319	2,197	21,218
Shares redeemed	(205,268)	(1,954,716)	(289,113)	(2,845,283)
Net increase (decrease)	169,706	$1,629,227	(22,079)	$(258,696)

Total Net Increase	268,746	$2,599,504	22,203	$200,250

BLACKROCK FUNDS II	OCTOBER 31, 2012	65

Notes to Financial Statements (concluded)

	Year Ended October 31, 2012		Year Ended October 31, 2011
LifePath Active 2045 Portfolio	Shares	Amount	Shares	Amount
Class K
Shares sold	8,209	$82,497	10,049	$102,876
Shares issued in reinvestment of dividends and distributions	401	3,731	21	207
Shares redeemed	(1,001)	(10,002)	(55)	(547)
Net increase	7,609	$76,226	10,015	$102,536

Investor A
Shares sold	139,942	$1,389,579	97,145	$975,150
Shares issued in reinvestment of dividends and distributions	4,631	42,748	831	8,074
Shares redeemed	(59,983)	(579,360)	(27,783)	(275,157)
Net increase	84,590	$852,967	70,193	$708,067

Class R
Shares sold	154,335	$1,518,771	100,415	$978,571
Shares issued in reinvestment of dividends and distributions	5,858	53,771	1,435	13,866
Shares redeemed	(140,138)	(1,388,473)	(102,222)	(1,013,792)
Net increase (decrease)	20,055	$184,069	(372)	$(21,355)

Total Net Increase	112,254	$1,113,262	79,836	$789,248

LifePath Active 2050 Portfolio
Class K
Shares sold	6,382	$59,861	3,589	$33,776
Shares issued in reinvestment of dividends and distributions	442	3,770	211	1,941
Shares redeemed	(656)	(6,183)	(11,234)	(110,322)
Net increase (decrease)	6,168	$57,448	(7,434)	$(74,605)

Investor A
Shares sold	106,924	$969,632	90,858	$851,189
Shares issued in reinvestment of dividends and distributions	8,515	72,031	1,292	11,846
Shares redeemed	(54,247)	(487,103)	(61,290)	(574,035)
Net increase	61,192	$554,560	30,860	$289,000

Class R
Shares sold	142,557	$1,292,528	106,377	$978,248
Shares issued in reinvestment of dividends and distributions	9,418	79,584	1,971	18,014
Shares redeemed	(108,061)	(970,736)	(93,212)	(871,452)
Net increase	43,914	$401,376	15,136	$124,810

Total Net Increase	111,274	$1,013,384	38,562	$339,205

8. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted: On November 13, 2012, the Board approved certain changes to the contractual expense caps of the Funds in order to decrease the net expenses applicable to the Funds’ Investor A and Class R Shares by 0.15%. The lower expense caps became effective on November 27, 2012.

66	BLACKROCK FUNDS II	OCTOBER 31, 2012

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds II and Shareholders of LifePath Active 2015 Portfolio (formerly known as BlackRock Prepared Portfolio 2015), LifePath Active 2020 Portfolio (formerly known as BlackRock Prepared Portfolio 2020), LifePath Active 2025 Portfolio (formerly known as BlackRock Prepared Portfolio 2025), LifePath Active 2030 Portfolio (formerly known as BlackRock Prepared Portfolio 2030), LifePath Active 2035 Portfolio (formerly known as BlackRock Prepared Portfolio 2035), LifePath Active 2040 Portfolio (formerly known as BlackRock Prepared Portfolio 2040), LifePath Active 2045 Portfolio (formerly known as BlackRock Prepared Portfolio 2045) and LifePath Active 2050 Portfolio (formerly known as BlackRock Prepared Portfolio 2050):

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the LifePath Active 2015 Portfolio (formerly known as BlackRock Prepared Portfolio 2015), LifePath Active 2020 Portfolio (formerly known as BlackRock Prepared Portfolio 2020), LifePath Active 2025 Portfolio (formerly known as BlackRock Prepared Portfolio 2025), LifePath Active 2030 Portfolio (formerly known as BlackRock Prepared Portfolio 2030), LifePath Active 2035 Portfolio (formerly known as BlackRock Prepared Portfolio 2035), LifePath Active 2040 Portfolio (formerly known as BlackRock Prepared Portfolio 2040), LifePath Active 2045 Portfolio (formerly known as BlackRock Prepared Portfolio 2045) and LifePath Active 2050 Portfolio (formerly known as BlackRock Prepared Portfolio 2050) (collectively, the “Funds”), each a series of BlackRock Funds II, as of October 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

December 21, 2012

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by the Funds during the fiscal year ended October 31, 2012:

	Payable Date	Qualified Dividend Income for Individuals[1]	Dividends Received Deduction for Corporations[1]
LifePath Active 2015 Portfolio	12/27/11	22.30%	16.97%
LifePath Active 2020 Portfolio	12/27/11	31.18%	23.78%
LifePath Active 2025 Portfolio	12/27/11	24.04%	18.62%
LifePath Active 2030 Portfolio	12/27/11	25.45%	19.73%
LifePath Active 2035 Portfolio	12/27/11	81.29%	62.02%
LifePath Active 2040 Portfolio	12/27/11	35.40%	26.84%
LifePath Active 2045 Portfolio	12/27/11	82.80%	61.51%
LifePath Active 2050 Portfolio	12/27/11	32.53%	24.58%

[1]	The Funds hereby designate the percentage indicated above or the maximum amount allowable by law.

Additionally, the Funds distributed long-term capital gains per share to shareholders of record on December 23, 2011 as follows:

Long-Term Capital Gains
LifePath Active 2015 Portfolio	$0.181100
LifePath Active 2020 Portfolio	$0.223552
LifePath Active 2025 Portfolio	$0.225056
LifePath Active 2030 Portfolio	$0.188518
LifePath Active 2035 Portfolio	$0.127476
LifePath Active 2040 Portfolio	$0.138347
LifePath Active 2045 Portfolio	$0.110191
LifePath Active 2050 Portfolio	$0.105713

BLACKROCK FUNDS II	OCTOBER 31, 2012	67

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of LifePath® Active 2015 Portfolio (the “2015 Fund”), LifePath® Active 2020 Portfolio (the “2020 Fund”), LifePath® Active 2025 Portfolio (the “2025 Fund”), LifePath® Active 2030 Portfolio (the “2030 Fund”), LifePath® Active 2035 Portfolio (the “2035 Fund”), LifePath® Active 2040 Portfolio (the “2040 Fund”), LifePath® Active 2045 Portfolio (the “2045 Fund”) and LifePath® Active 2050 Portfolio (the “2050 Fund”) (each, a “Fund,” and collectively, the “Funds”), each a series of BlackRock Funds II (the “Trust”), met on April 10, 2012 and May 8-9, 2012 to consider the approval of the Trust’s investment advisory agreement (the “Agreement”), on behalf of each Fund, with BlackRock Advisors, LLC (the “Manager,” or “BlackRock”), each Fund’s investment advisor.

Activities and Composition of the Board

The Board consists of thirteen individuals, ten of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth meeting to consider specific information surrounding the consideration of renewing the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions; (e) each Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested, to the extent reasonably possible, an analysis of the risk and return relative to selected funds in peer groups. BlackRock provides information to the Board in response to specific questions. These questions covered issues such as profitability, investment performance and management fee levels. The Board considered the importance of: (i) managing fixed income assets with a view toward preservation of capital; (ii) portfolio managers’ investments in the funds they manage; (iii) BlackRock’s controls surrounding the coding of quantitative investment models; and (iv) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April 10, 2012 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with its independent legal counsel and BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the existence, impact and sharing of potential economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock; (f)

68	BLACKROCK FUNDS II	OCTOBER 31, 2012

Disclosure of Investment Advisory Agreement (continued)

sales and redemption data regarding each Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 10, 2012, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April 10, 2012 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 8-9, 2012 Board meeting.

At an in-person meeting held on May 8-9, 2012, the Board, including all the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2013. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) economies of scale; (e) fallout benefits to BlackRock as a result of its relationship with the Fund; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with each Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities,

BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis and oversight capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to a Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide each Fund with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April 10, 2012 meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review their methodology. The Board and the Board’s Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

The Board noted that the 2015 Fund ranked in the second, first and first quartiles against its Lipper Performance Universe for the one-year, three-year and since-inception periods reported, respectively.

The Board noted that the 2020 Fund ranked in the second, second and first quartiles against its Lipper Performance Universe for the one-year, three-year and since-inception periods reported, respectively.

BLACKROCK FUNDS II	OCTOBER 31, 2012	69

Disclosure of Investment Advisory Agreement (continued)

The Board noted that the 2025 Fund ranked in the first, third and first quartiles against its Lipper Performance Universe for the one-year, three-year and since-inception periods reported, respectively.

The Board noted that the 2030 Fund ranked in the first, second and first quartiles against its Lipper Performance Universe for the one-year, three-year and since-inception periods reported, respectively.

The Board noted that the 2035 Fund ranked in the second, fourth and second quartiles against its Lipper Performance Universe for the one-year, three-year and since-inception periods reported, respectively.

The Board noted that the 2040 Fund ranked in the second, third and first quartiles against its Lipper Performance Universe for the one-year, three-year and since-inception periods reported, respectively.

The Board noted that the 2045 Fund ranked in the second, fourth and second quartiles against its Lipper Performance Universe for the one-year, three-year and since-inception periods reported, respectively.

The Board noted that the 2050 Fund ranked in the first, third and second quartiles against its Lipper Performance Universe for the one-year, three-year and since-inception periods reported, respectively.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Lipper category. It also compared each Fund’s total expense ratio, as well as actual management fee rate, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board reviewed BlackRock’s profitability with respect to other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the years ended December 31, 2010 and December 31, 2009. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that BlackRock will not receive any advisory fees from the Funds for its investment advisory service. The Board noted that each Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit, to a specified amount, each Fund’s total net expenses on a class-by-class basis, as applicable.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, as well as the existence of expense caps. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Fund. In its consideration, the Board Members took into account the existence of expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or

70	BLACKROCK FUNDS II	OCTOBER 31, 2012

Disclosure of Investment Advisory Agreement (concluded)

a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that a Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including all the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust on behalf of each Fund for a one-year term ending June 30, 2013. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK FUNDS II	OCTOBER 31, 2012	71

Officers and Trustees

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1]

Robert M. Hernandez 55 East 52nd Street New York, NY 10055 1944	Chairman of the Board and Trustee	Since 2007	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001. Director, TE Connectivity (electronics) from 2006 to 2012.	29 RICs consisting of 82 Portfolios	ACE Limited (insurance company); Eastman Chemical Company (chemicals); RTI International Metals, Inc. (metals)

Fred G. Weiss 55 East 52nd Street New York, NY 10055 1941	Vice Chairman of the Board and Trustee	Since 2007	Managing Director, FGW Associates (consulting and investment company) since 1997; Director and Treasurer, Michael J. Fox Foundation for Parkinson’s Research since 2000; Director, BTG International Plc (medical technology commercialization company) from 2001 to 2007.	29 RICs consisting of 82 Portfolios	Watson Pharmaceutical Inc.

James H. Bodurtha 55 East 52nd Street New York, NY 10055 1944	Trustee	Since 2007	Director, The China Business Group, Inc. (consulting firm) since 1996 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980.	29 RICs consisting of 82 Portfolios	None

Bruce R. Bond 55 East 52nd Street New York, NY 100 55 1946	Trustee	Since 2007	Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	29 RICs consisting of 82 Portfolios	None

Donald W. Burton 55 East 52nd Street New York, NY 10055 1944	Trustee	Since 2007	Managing General Partner, The Burton Partnership, LP (an investment partnership) since 1979; Managing General Partner, The South Atlantic Venture Funds since 1983; Director, Lifestyle Family Fitness (fitness industry) since 2006; Director, IDology, Inc. (technology solutions) since 2006; Member of the Investment Advisory Council of the Florida State Board of Administration from 2001 to 2007.	29 RICs consisting of 82 Portfolios	Knology, Inc. (telecommu- nications); Capital Southwest (financial)

Honorable Stuart E. Eizenstat 55 East 52nd Street New York, NY 10055 1943	Trustee	Since 2007	Partner and Head of International Practice, Covington and Burling LLP (law firm) since 2001; International Advisory Board Member, The Coca-Cola Company from 2002 to 2011; Advisory Board Member, Veracity Worldwide, LLC (risk management) since 2007; Member of the International Advisory Board GML (energy) since 2003; Advisory Board Member, BT Americas (telecommunications) from 2004 to 2010.	29 RICs consisting of 82 Portfolios	Alcatel-Lucent (telecom- munications); Global Specialty Metallurgical (metallurgical industry); UPS Corporation (delivery service)

Kenneth A. Froot 55 East 52nd Street New York, NY 10055 1957	Trustee	Since 2007	Professor, Harvard University since 1992.	29 RICs consisting of 82 Portfolios	None

John F. O’Brien 55 East 52nd Street New York, NY 10055 1943	Trustee	Since 2007	Chairman and Director, Woods Hole Oceanographic Institute since 2009 and Trustee thereof from 2003 to 2009; Director, Ameresco, Inc. (energy solutions company) from 2006 to 2007.	29 RICs consisting of 82 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)

Roberta Cooper Ramo 55 East 52nd Street New York, NY 10055 1942	Trustee	Since 2007	Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Chairman of the Board, Cooper’s Inc., (retail) since 2000; Director ECMC Group (service provider to students, schools and lenders) since 2001; President, The American Law Institute (non-profit) since 2008; President, American Bar Association from 1995 to 1996.	29 RICs consisting of 82 Portfolios	None

72	BLACKROCK FUNDS II	OCTOBER 31, 2012

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1] (concluded)

David H. Walsh 55 East 52nd Street New York, NY 10055 1941	Trustee	Since 2007	Director, National Museum of Wildlife Art since 2007; Trustee, University of Wyoming Foundation since 2008; Director, Ruckleshaus Institute and Haub School of Natural Resources at the University of Wyoming from 2006 to 2008; Director, The American Museum of Fly Fishing since 1997; Director, The National Audubon Society from 1998 to 2005.	29 RICs consisting of 82 Portfolios	None

[1] Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation or removalas provided by the Trust’s by-laws or charter or statute. In no event may an Independent Trustee hold office beyond December 31 of the year in which he or she turns 74.

[2] Date shown is the earliest date a person has served for the Trust covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s Board in 2007, each Trustee first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Stuart E. Eizenstat, 2001; Kenneth A. Froot, 2005; Robert M. Hernandez, 1996; John F. O’Brien, 2004; Roberta Cooper Ramo, 1999; David H. Walsh, 2003; and Fred G. Weiss, 1998.

Interested Trustees[3]

Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Trustee	Since 2011	Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.	158 RICs consisting of 277 Portfolios	None

Laurence D. Fink 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2007	Chairman and Chief Executive Officer of BlackRock since its formation in 1998 and of BlackRock’s predecessor entities since 1988 and Chairman of the Executive and Management Committees; Formerly Managing Director, The First Boston Corporation, Member of its Management Committee, Co-head of its Taxable Fixed Income Division and Head of its Mortgage and Real Estate Products Group; Chairman of the Board of several of BlackRock’s alternative investment vehicles; Director of several of BlackRock’s offshore funds; Member of the Board of Trustees of New York University, Chair of the Financial Affairs Committee and a member of the Executive Committee, the Ad Hoc Committee on Board Governance, and the Committee on Trustees; Co-Chairman of the NYU Hospitals Center Board of Trustees, Chairman of the Development/Trustee Stewardship Committee and Chairman of the Finance Committee; Trustee, The Boys’ Club of New York.	29 RICs consisting of 82 Portfolios	BlackRock

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007	Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	158 RICs consisting of 277 Portfolios	None

[3] Messrs. Audet and Fink are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-ended funds. Interested Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK FUNDS II	OCTOBER 31, 2012	73

Officers and Trustees (concluded)

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Trust Officers[1]

John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resources Network (charitable foundation) since 2009.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.

Benjamin Archibald 55 East 52nd Street New York, NY 10055 1975	Secretary	Since 2012	Director of BlackRock since 2010; Assistant Secretary to the funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.

[1] Officers of the Trust serve at the pleasure of the Board of Trustees.

Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

Investment Advisor and	Accounting Agent,	Independent Registered Public	Address of the Trust
Co-Administrator	Co-Administrator and	Accounting Firm	100 Bellevue Parkway
BlackRock Advisors, LLC	Transfer Agent	Deloitte & Touche LLP	Wilmington, DE 19809
Wilmington, DE 19809	BNY Mellon Investment	Philadelphia, PA 19103
Servicing (US) Inc.
Wilmington, DE 19809

Custodian	Distributor	Legal Counsel
The Bank of New York Mellon New York, NY 10286	BlackRock Investments, LLC New York, NY 10022	Willkie Farr & Gallagher LLP New York, NY 10019

Effective May 8, 2012, Ira P. Shapiro resigned as Secretary of the Trust and Benjamin Archibald became Secretary of the Trust.

74	BLACKROCK FUNDS II	OCTOBER 31, 2012

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/ edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available, upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http:// www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS II	OCTOBER 31, 2012	75

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

76	BLACKROCK FUNDS II	OCTOBER 31, 2012

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds
BlackRock ACWI ex-US Index Fund	BlackRock Global Dividend Income Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	BlackRock Global SmallCap Fund	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Health Sciences Opportunities Portfolio	BlackRock Pacific Fund
BlackRock Capital Appreciation Fund	BlackRock Index Equity Portfolio	BlackRock Real Estate Securities Fund
BlackRock China Fund	BlackRock India Fund	BlackRock Russell 1000 Index Fund
BlackRock Commodity Strategies Fund	BlackRock International Fund	BlackRock Science & Technology
BlackRock Emerging Markets Fund	BlackRock International Index Fund	Opportunities Portfolio
BlackRock Emerging Markets Long/Short	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Equity Portfolio
Equity Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Growth Fund II
BlackRock Energy & Resources Portfolio	BlackRock Large Cap Core Plus Fund	BlackRock Small Cap Index Fund
BlackRock Equity Dividend Fund	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock EuroFund	BlackRock Large Cap Value Fund	BlackRock S&P 500 Stock Fund
BlackRock Flexible EquityFund	BlackRock Latin America Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Focus Growth Fund	BlackRock Long-Horizon Equity Fund	BlackRock Value Opportunities Fund
BlackRock Global Allocation Fund†	BlackRock Managed Volatility Portfolio†	BlackRock World Gold Fund

Taxable Fixed Income Funds
BlackRock Bond Index Fund	BlackRock High Yield Bond Portfolio	BlackRock Strategic Income
BlackRock Core Bond Portfolio	BlackRock Inflation Protected Bond Portfolio	Opportunities Portfolio
BlackRock CoreAlpha Bond Fund	BlackRock International Bond Portfolio	BlackRock Total Return Fund
BlackRock Emerging Market Local Debt Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock US Government Bond Portfolio
BlackRock Floating Rate Income Portfolio	BlackRock Low Duration Bond Portfolio	BlackRock US Mortgage Portfolio
BlackRock Global Long/Short Credit Fund	BlackRock Multi-Asset Income Portfolio†	BlackRock World Income Fund
BlackRock GNMA Portfolio	BlackRock Secured Credit Portfolio

Municipal Fixed Income Funds
BlackRock California Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
Target Risk & Target Date Funds†

BlackRock Prepared Portfolios	LifePath Active Portfolios		LifePath Portfolios		LifePath Index Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055	2030	2055
			2035		2035

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK FUNDS II	OCTOBER 31, 2012	77

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LifeActive-10/12-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Robert M. Hernandez

Fred G. Weiss

Stuart E. Eizenstat

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
LifePath® Active 2015 Portfolio	$18,800	$18,600	$0	$0	$12,350	$12,350	$0	$0
LifePath® Active 2020 Portfolio	$18,800	$18,600	$0	$0	$12,350	$12,350	$0	$0
LifePath® Active 2025 Portfolio	$18,800	$18,600	$0	$0	$12,350	$12,350	$0	$0
LifePath® Active 2030 Portfolio	$18,800	$18,600	$0	$0	$12,350	$12,350	$0	$0
LifePath® Active 2035 Portfolio	$18,800	$18,600	$0	$0	$12,350	$12,350	$0	$0
LifePath® Active 2040 Portfolio	$18,800	$18,600	$0	$0	$12,350	$12,350	$0	$0
LifePath® Active 2045 Portfolio	$18,600	$18,600	$0	$0	$12,350	$12,350	$0	$0
LifePath® Active 2050 Portfolio	$18,600	$18,600	$0	$0	$12,350	$12,350	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,970,000	$3,030,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
LifePath® Active 2015 Portfolio	$12,350	$12,350
LifePath® Active 2020 Portfolio	$12,350	$12,350
LifePath® Active 2025 Portfolio	$12,350	$12,350
LifePath® Active 2030 Portfolio	$12,350	$12,350
LifePath® Active 2035 Portfolio	$12,350	$12,350
LifePath® Active 2040 Portfolio	$12,350	$12,350
LifePath® Active 2045 Portfolio	$12,350	$12,350
LifePath® Active 2050 Portfolio	$12,350	$12,350

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,970,000 and $3,030,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of
Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –

Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this
Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1)	Code of Ethics – See Item 2

(a)(2)	Certifications – Attached hereto

(a)(3)	Not Applicable

(b)	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: January 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: January 3, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: January 3, 2013